As filed electronically with the Securities and Exchange Commission on
                                 April 28, 2000
                       (File Nos. 33-95688 and 811-09084)


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 9 [x]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 11 [x]


                                 THE WEISS FUND
               (Exact Name of Registrant as Specified in Charter)

               4176 Burns Road, Palm Beach Gardens, Florida 33410
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (561) 627-3300

                                John N. Breazeale
                          Weiss Money Management, Inc.
                                 4176 Burns Road
                        Palm Beach Gardens, Florida 33410
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Joseph R. Fleming, Esq.
                             Dechert Price & Rhoads
                   Ten Post Office Square, South - Suite 1230
                                Boston, MA 02109


[ X ] It is proposed that this Post-Effective Amendment will become effective on May 1, 2000 pursuant to paragraph (b) of Rule 485.

THIS POST-EFFECTIVE AMENDMENT NO. 9 TO THE REGISTRATION STATEMENT OF THE WEISS FUND (THE "REGISTRANT") IS FILED FOR THE PURPOSES OF UPDATING CERTAIN FINANCIAL INFORMATION FOR WEISS TREASURY ONLY MONEY MARKET FUND AND WEISS MILLENNIUM OPPORTUNITY FUND, EACH A SEPARATE SERIES OF THE REGISTRANT (EACH A "FUND"), AND MAKING OTHER NON-MATERIAL CHANGES TO THE FUNDS' DISCLOSURE DOCUMENTS.

                                 THE WEISS FUND

                              CROSS REFERENCE SHEET

         Post-Effective Amendment No. 9 contains the Prospectus and Statement of Additional Information for Weiss Treasury Only Money Market Fund and Class A shares of Weiss Millennium Opportunity Fund, each a series of The Weiss Fund, and the Prospectus and Statement of Additional Information for Class S shares of Weiss Millenium Opportunity Fund.

                          ITEMS REQUIRED BY FORM N-1A:

WEISS TREASURY ONLY MONEY MARKET FUND AND CLASS A SHARES OF WEISS MILLENNIUM OPPORTUNITY FUND PART A:

ITEM 1  FRONT AND BACK COVER PAGES:  Front and back cover pages
ITEM 2 RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE: Fund Goals, Principal Strategies, Performance and Principal Risks
ITEM 3  RISK/RETURN SUMMARY: FEE TABLE:  Fees and Expenses
ITEM 4  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED
        RISKS:  More Information about the Funds' Investments and Risks

ITEM 5  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE:  Not applicable
ITEM 6  MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE:  Fund Management
ITEM 7 SHAREHOLDER INFORMATION: Dividends and Distributions; Taxes; How to Invest in the Fund; Redeeming Fund Shares; Exchanging Fund Shares; Transaction Information; Shareholder Services; Additional Information
ITEM 8  DISTRIBUTION ARRANGEMENTS: Not Applicable
ITEM 9  FINANCIAL HIGHLIGHTS INFORMATION:  Financial Highlights


PART B

ITEM 10 COVER PAGE AND TABLE OF CONTENTS:  Cover Page; Table of Contents
ITEM 11 FUND HISTORY:  Organization of the Fund
ITEM 12 DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS: Investment Objectives, Restrictions and Techniques

ITEM 13 MANAGEMENT OF THE FUND: Trustees and Officers; Management Compensation; Investment Advisory and Other Services

ITEM 14 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:  Trustees and
          Officers
ITEM 15 INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory and Other Services
ITEM 16 BROKERAGE ALLOCATION AND OTHER PRACTICES:  Brokerage Allocation
ITEM 17 CAPITAL STOCK AND OTHER SECURITIES:  Organization of the Fund
ITEM 18 PURCHASE, REDEMPTION AND PRICING OF SHARES: Buying Shares; Net Asset Value; Redemptions
ITEM 19 TAXATION OF THE FUND:  Taxes
ITEM 20 UNDERWRITERS:  Investment Advisory and Other Services
ITEM 21 CALCULATION OF PERFORMANCE DATA:  Performance Information
ITEM 22 FINANCIAL STATEMENTS:  Financial Statements

CLASS S SHARES OF WEISS MILLENNIUM OPPORTUNITY FUND
PART A:

ITEM 1  FRONT AND BACK COVER PAGES:  Front and back cover pages
ITEM 2 RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE: Fund Goal, Principal Strategies,
        Performance and Principal Risks
ITEM 3  RISK/RETURN SUMMARY: FEE TABLE:  Fees and Expenses
ITEM 4  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED
          RISKS:  More Information About
        the Fund's Principal Strategies and Risks
ITEM 5  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE:  Not applicable
ITEM 6  MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE:  Fund Management
ITEM 7 SHAREHOLDER INFORMATION: Dividends and Distributions; Taxes; How to Invest in the Fund; Redeeming Fund Shares; Transaction Information
ITEM 8  DISTRIBUTION ARRANGEMENTS: How to Invest in the Fund
ITEM 9  FINANCIAL HIGHLIGHTS INFORMATION:  Financial Highlights

PART B

ITEM 10 COVER PAGE AND TABLE OF CONTENTS:  Cover Page; Table of Contents
ITEM 11 FUND HISTORY:  Organization of the Fund
ITEM 12 DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS: Investment Objectives, Restrictions and Techniques

ITEM 13 MANAGEMENT OF THE FUND: Trustees and Officers; Management Compensation; Investment Advisory and Other Services

ITEM 14 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:  Trustees and
          Officers
ITEM 15 INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory and Other Services
ITEM 16 BROKERAGE ALLOCATION AND OTHER PRACTICES:  Brokerage Allocation
ITEM 17 CAPITAL STOCK AND OTHER SECURITIES:  Organization of the Fund
ITEM 18 PURCHASE, REDEMPTION AND PRICING OF SHARES: Buying Shares; Net Asset Value; Redemptions
ITEM 19 TAXATION OF THE FUND:  Taxes
ITEM 20 UNDERWRITERS:  Investment Advisory and Other Services
ITEM 21 CALCULATION OF PERFORMANCE DATA:  Performance Information
ITEM 22 FINANCIAL STATEMENTS:  Financial Statements

  Prospectus

  May 1, 2000


THE WEISS FUND

WEISS TREASURY ONLY MONEY MARKET FUND
WEISS MILLENNIUM OPPORTUNITY FUND

4176 Burns Road
Palm Beach Gardens, FL 33410
(800) 289-8100

-- Weiss Treasury Only Money Market Fund seeks maximum current income consistent with preservation of capital.

-- Weiss Millennium Opportunity Fund seeks capital appreciation.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

---------------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS
---------------------------------------------------------------------------------------------------------------------

Weiss Treasury Only Money Market Fund.........    1
Fund Goals, Principal Strategies, Performance
  and Principal Risks.........................    1
Fees and Expenses.............................    3
Weiss Millennium Opportunity Fund.............    4
Fund Goals, Principal Strategies, Performance
  and Principal Risks.........................    4
Fees and Expenses.............................    6
More Information About the Funds' Investments
  and Risks...................................    7
Fund Management...............................    9
Dividends and Distributions...................   10
Taxes.........................................   11
Financial Highlights..........................   13
How to Invest in the Funds....................   15
Opening an Account............................   15
Adding to Your Investment.....................   17
Redeeming Fund Shares.........................   17
Exchanging Fund Shares........................   18
Transaction Information.......................   19
Shareholder Services..........................   21
Additional Information...................Back Cover

WEISS TREASURY ONLY MONEY MARKET FUND

------------------------------------------------------
FUND GOALS, PRINCIPAL STRATEGIES, PERFORMANCE AND PRINCIPAL RISKS
------------------------------------------------------

  GOAL Weiss Treasury Only Money Market Fund ("Money Market Fund") seeks maximum current income consistent with preservation of capital. This objective may be changed without the approval of the Fund's shareholders.

  PRINCIPAL STRATEGY Money Market Fund pursues its objective by investing exclusively in U.S. Treasury securities, which are direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. The Fund maintains a dollar-weighted average maturity of 90 days or less. In selecting portfolio investments, the Fund's investment adviser, Weiss Money Management, Inc. (which we refer to as "Weiss" or the "Manager"), identifies securities that present minimum credit risk and, from this group, makes an investment decision after assessing factors such as the trend in interest rates, the shape of the Treasury yield curve, and tax rates, and then selects from available yields and maturities. A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by Money Market Fund, unless the Fund's Board determines that selling the security would not be in the best interests of the Fund.

PRINCIPAL RISKS

  - An investment in Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

  - As with most money market funds, the major factor affecting Money Market Fund's performance is short-term interest rates. If short-term interest rates fall, the Fund's yield is also likely to fall.

  - Money Market Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

  - U.S. TREASURY SECURITIES Because short-term interest rates can fluctuate substantially over short periods, income risk to shareholders (i.e., the potential for a decline in the Fund's income due to falling interest rates) with respect to Money Market Fund's investments in short-term U.S. Treasury securities is expected to be high. As interest rates change, the values of such securities will also fluctuate.

  - REPURCHASE AGREEMENTS If the seller of the securities under a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, Money Market Fund may incur costs in disposing of the collateral and be subject to higher losses to the extent such disposal is delayed.

  PERFORMANCE The chart and table below provide some indication of the risks of investing in Money Market Fund by showing performance changes year to year and by showing average annual returns over time. Keep in mind that past performance is no guarantee of future performance.


Annual Total Returns as of 12/31 Each Year
[Bar Chart]

                                                                        ANNUAL TOTAL RETURNS(%)
                                                                        -----------------------
1997                                                                             4.71
1998                                                                             4.67
1999                                                                             4.35

BEST QUARTER:   5.00% (September 30, 1998)
WORST QUARTER:  4.17% (March 31, 1999)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 1999)

    One Year                                    4.35%
    Since Inception                             4.58%*

* Money Market Fund commenced operations on June 28, 1996.

7 Day Yield (as of December 31, 1999)          4.72%


Money Market Fund's return and yield are after deduction of expenses. The Fund's return and yield would have been lower had certain expenses not been waived and reimbursed.

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold shares of Money Market Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

Redemption Fee(1)                                              None
(as a percentage of amount redeemed)
Exchange Fee                                                  $5.00

(1)A $15 service fee may be charged for redemptions by wire.


ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)

Management Fee                                               0.50%

Other Expenses                                               0.42%

Total Annual Fund Operating Expenses                         0.92%

Expenses Waived or Reimbursed                                0.32%

Net Fund Operating Expenses*                                 0.60%

* Money Market Fund's investment manager has agreed to waive fees and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses do not exceed 0.60%. This waiver expires on April 30, 2001. For the fiscal year ended 1999, the Fund's investment manager voluntarily waived fees and reimbursed the Fund's expenses such that the Fund's actual operating expenses amounted to 0.50%.


EXAMPLE:

This example is intended to help you compare the cost of investing in Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that dividends and distributions are reinvested. Although your actual costs may be higher or lower than those in this example, based on these assumptions your cost would be:


1 Year                                                          $61

3 Years                                                        $261

5 Years                                                        $478

10 Years                                                     $1,102

WEISS MILLENNIUM OPPORTUNITY FUND

------------------------------------------------------
FUND GOAL, PRINCIPAL STRATEGIES, PERFORMANCE AND PRINCIPAL RISKS
------------------------------------------------------

  GOAL Weiss Millennium Opportunity Fund ("Millennium Opportunity Fund") seeks capital appreciation. The Fund's investment objective may be changed without shareholder approval.

  PRINCIPAL STRATEGIES In seeking its investment objective of capital appreciation, Millennium Opportunity Fund will invest primarily in a portfolio of equity securities, such as common stocks, and will engage in short sales of such securities. Although equity securities are the primary focus of the Fund, the Manager intends to purchase investment-grade fixed income securities in attempting to achieve the Fund's objective. Under normal circumstances it is expected that approximately 20% of the Fund's assets will be invested in such securities. The Fund's Manager will use both fundamental analysis and proprietary computer models to identify those securities to be purchased, sold or sold short. The Manager makes such determinations based, in part, upon its assessment of whether or not it believes a company is positioned to benefit from, or contribute to, contemporary trends. Under normal conditions, the Fund will invest at least 65% of its assets in long and/or short equity positions.


  Millennium Opportunity Fund employs a long-short approach. With this approach, the Fund will seek to purchase stocks of companies that, in the Manager's opinion, have (1) strong or improving fundamentals, (2) lower vulnerability to adverse factors such as global deflation or a domestic recession, and/or (3) operate in sectors of the market that show accelerating momentum and strong relative strength. At the same time, the Fund will seek to sell short stocks of issuers which the Manager believes have (1) weak or deteriorating fundamentals,
(2) greater vulnerability to adverse factors, and/or (3) operate in sectors of the market that show decelerating momentum and weak relative strength. Although the Manager expects that the Fund's "long" equity positions will generally outweigh its "short" equity positions, the Fund is not restricted in the amount of its assets that it may commit to short sales.


  The investment policies of Millennium Opportunity Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Although the rate of portfolio turnover is difficult to predict, it is anticipated that under normal circumstances the Fund's portfolio turnover rate could reach 400% or more.

  PRINCIPAL RISKS There are market and investment risks with any security. The value of an investment in Millennium Opportunity Fund will fluctuate over time and it is possible to lose money invested in the Fund.

  - STOCK MARKET Stock market movements will affect Millennium Opportunity Fund's share price on a daily basis. The Fund's portfolio securities could lose value as a result of a decline in the overall stock market. When the Fund purchases a stock, it is said to have a "long" position in that stock. Selling a stock "short" means that the Fund has sold a stock it does not own with the expectation that it will be able to buy the stock later at a lower price in order to close the transaction and realize a gain on the difference between the respective sale and purchase prices. The Fund's investment results will suffer if there is a stock market advance when the Fund has significant "short" equity positions, or if there is a stock market decline when the Fund has a significant "long" equity position.

  - EQUITY INVESTING An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, Millennium Opportunity Fund participates in the success or failure of any company in which it holds stock. In addition, the market value of common stocks can fluctuate significantly.

  - SHORT INVESTING If Millennium Opportunity Fund's Manager takes short positions in stocks that increase in value, then the losses of the Fund may exceed those of other stock mutual funds that hold long positions only. Since Millennium Opportunity Fund is not restricted in the amount of its assets that may be allocated to short sales, significant short equity positions could increase the Fund's risk profile. Investment in shares of the Fund is more volatile and risky than many other mutual funds or other forms of investment.

  - PORTFOLIO STRATEGY The Manager's skill in choosing appropriate investments for Millennium Opportunity Fund will determine in large part the Fund's ability to achieve its investment objective. The risk exists that the Manager may incorrectly allocate the Fund's investments between long and short equity positions.

  - DEBT SECURITIES Investing in debt securities involves both interest rate and credit risk. The value of debt instruments generally increases as interest rates decline. In addition, the risk of prepayment could adversely impact Millennium Opportunity Fund during a period of falling interest rates as the Fund would be required to invest the proceeds from such investments at lower interest rates. Conversely, rising interest rates tend to cause the value of debt securities to decrease. The market value of debt securities also tends to vary according to the relative financial condition of the issuer.

  - PORTFOLIO TURNOVER Portfolio turnover generally involves some expense to Millennium Opportunity Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. A high portfolio turnover will result in higher brokerage costs and taxes, which will affect the Fund's performance.


  PERFORMANCE Since this is a relatively new fund, no past performance data are presented.

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of Millennium Opportunity Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases(1)           1.50%
(as a percentage of offering price)
Redemption Fee(2)                                              None
(as a percentage of amount redeemed)
Exchange Fee                                                  $5.00

(1)Up to a maximum of $75 per account.
(2)A $15 service fee may be charged for redemptions by wire.


ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)

Management Fee                                                1.50%

Other Expenses*                                               1.06%

Total Annual Fund Operating Expenses**                        2.56%

 * "Other Expenses" are based on estimated amounts for the current fiscal year. ** The Manger has voluntarily agreed to waive fees and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) do not exceed 2.50%. This expense limitation may be terminated or revised at any time.


EXAMPLE:

This example is intended to help you compare the cost of investing in Millennium Opportunity Fund with the cost of investing in other mutual Funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that dividends and distributions are reinvested. Although your actual costs may be higher or lower than those in this example, based on these assumptions your cost would be:


1 Year     $332

3 Years    $866

------------------------------------------------------
MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISKS
------------------------------------------------------

WEISS TREASURY ONLY MONEY MARKET FUND

PRINCIPAL INVESTMENTS

Money Market Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

--U.S. TREASURY SECURITIES. Money Market Fund invests primarily in U.S. Treasury securities, which are direct obligations of the U.S. Treasury. U.S. Treasury securities differ only in their interest rates, maturities and times of issuance. For example, Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. The payment of principal and interest on U.S. Treasury securities is unconditionally guaranteed by the U.S. Government, and therefore they are of the highest possible credit quality.

--REPURCHASE AGREEMENTS. As a means of earning income for periods as short as overnight, Money Market Fund may enter into repurchase agreements secured by U.S. Treasury securities that mature within seven days or less with selected banks and broker-dealers. When the Fund enters into a repurchase agreement, it buys securities for a specified price and agrees to resell the securities to the seller at a higher price at some future date, normally one to seven days from the time of initial purchase.

OTHER INVESTMENTS

OTHER INVESTMENT COMPANIES. Money Market Fund may also invest in the securities of other mutual funds investing primarily in U.S. Treasury securities subject to applicable securities regulations. When the Fund invests in another mutual fund, it pays a pro rata portion of the advisory fees and other expenses of that fund as a shareholder of that fund. These expenses are in addition to the advisory and other expenses the Fund pays in connection with its own operations.

WEISS MILLENNIUM OPPORTUNITY FUND

PRINCIPAL STRATEGIES

The Manager uses a variety of investments and investment techniques in seeking to achieve Millennium Opportunity Fund's investment objective. The Fund's primary investment strategies are described below; however, the Fund may also invest in other securities, use other strategies or engage in other investment practices. These investments and strategies, as well as those described in this Prospectus, are described in detail in the Statement of Additional Information. Although the Fund will attempt to achieve its investment objective, there is no assurance it will be successful.

The following describes the Manager's investment approach in greater detail.

ANALYSIS


--FUNDAMENTAL ANALYSIS. Companies are evaluated for their fundamental ability to withstand, or even take advantage of, adverse economic conditions, such as global deflation or a domestic recession. Factors such as cash flow, asset values, competitive position, current price and industry outlook may also be considered. A Strongest List and a Weakest List are produced based on this analysis.


--SECTOR ANALYSIS. A proprietary computer model evaluates various market sectors to aid the Manager in selecting for purchase securities from sectors of the economy that are showing strength or, conversely, selling securities short in sectors that are showing weakness.

--MARKET TREND ANALYSIS. Based on a proprietary model, a bullish (indicating a rising market) or bearish (indicating a falling market) signal is generated.

SECURITY SELECTION

Based upon the results of both the fundamental and sector analyses discussed above:

--A Buy Candidates List is created containing stocks in sectors ranked high.

--A Short-Sale Candidates List is created with stocks in sectors ranked low.

PORTFOLIO STRUCTURE

Millennium Opportunity Fund's assets will normally be invested as set forth below. Depending on the Manager's perception of market conditions, these percentages may differ substantially at various times.

--Approximately 30% of Millennium Opportunity Fund's assets will be allocated to core positions (positions the Manager intends to hold for a while). The Manager intends to split these between (a) long positions in stocks selected from the Strongest List and (b) short positions in stocks selected from the Weakest List.

--Approximately 50% of Millennium Opportunity Fund's assets will consist of actively traded equity positions which will be allocated based upon the market trend analysis discussed above. In a bullish market trend, trading positions will be primarily allocated to long positions in stocks selected from the Buy Candidates List. In a bearish market trend, this portion of the portfolio will consist primarily of short equity positions in stocks selected from the Short-Sale Candidates List.

--Approximately 20% of Millennium Opportunity Fund's assets will be invested in debt securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, investment-grade debt securities of corporate issuers and zero coupon bonds. If a debt security held by the Fund ceases to be rated or its rating is reduced below investment-grade, the Fund's Manager will review the investment in light of the Fund's investment philosophy to determine whether or not selling the security would be in the best interests of the Fund.

RISKS

--EQUITY SECURITIES. Since it purchases common stocks (referred to above as taking a "long" equity position), Millennium Opportunity Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

--SHORT SALES. When the Manager anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale (referred to above as taking a "short" equity position). Millennium Opportunity Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at a particular time or at an acceptable price.

--FIXED INCOME SECURITIES. The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Further, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

     --CREDIT QUALITY RISK. The possibility that an issuer will be unable to make timely payments of either principal or interest.

     --PREPAYMENT OR CALL RISK. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. As a result, Millennium Opportunity Fund may be required to invest the proceeds from such investments at lower interest rates.

--TEMPORARY DEFENSIVE INVESTMENTS. Millennium Opportunity Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, the Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities the Manager believes to be consistent with the Fund's best interests. During a period in which the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

--NON-PRINCIPAL INVESTMENT STRATEGIES. To a more limited extent, Millennium Opportunity Fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options on securities and stock indices, options on stock index futures contracts, and other derivatives (i.e., financial instruments that derive their value from other securities or commodities, or that are based on indices).

------------------------------------------------------
FUND MANAGEMENT
------------------------------------------------------

INVESTMENT MANAGER

Weiss Money Management, Inc., 4176 Burns Road, Palm Beach Gardens, Florida 33410, is the investment adviser to each Fund, and is responsible for the day-to-day management of the portfolio. The Manager has been providing investment advisory services to The Weiss Fund since the Trust's inception in 1996 and to individual clients since its inception in 1980.

Under separate investment advisory agreements with the Funds, the Manager provides continuous advice and recommendations concerning each Fund's investments.


WEISS TREASURY ONLY MONEY MARKET FUND. Money Market Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of 0.50% of the Fund's average net assets. For the fiscal year ended December 31, 1999, Money Market Fund paid the Manager a fee equal to 0.08% the Fund's average net assets, since the Manager waived a portion of its fee in order to limit the Fund's expenses.

Currently, the Manager contractually limits total operating expenses (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 0.60% of the average net assets of Money Market Fund, which lowers the Fund's expenses and increases its yield. This expense limitation may be terminated or revised each year, at which point Money Market Fund's expenses may increase and its yield may be reduced.

WEISS MILLENNIUM OPPORTUNITY FUND. Millennium Opportunity Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of 1.50% of the Fund's average net assets.

Currently, the Manager voluntarily limits total operating expenses (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.50% of the average net assets of Millennium Opportunity Fund, which lowers the Fund's expenses and increases its return. This expense limitation may be terminated or revised at any time, at which point Millennium Opportunity Fund's expenses may increase and its return may be reduced.


SUB-ADVISER

Harvest Advisors, Inc., 11612 Bee Cave Road, Suite 110, Austin, Texas 78733, has been retained by the Manager to provide sub-advisory services to Millennium Opportunity Fund. Tony Sagami, President of Harvest Advisors, has been actively involved in the development of sophisticated investment software and quantitative investment strategies. Harvest Advisors and/or its principals have been continuously serving institutional and individual investors since 1993. Under its agreement with the Manager, the Sub-Adviser renders continuous investment advice to the Manager with respect to investment and reinvestment of Millennium Opportunity Fund's assets in various securities, based upon computer models constructed in accordance with the Fund's investment objective and policies; however, the Manager, in the exercise of its independent judgment, retains ultimate discretion regarding and responsibility for the implementation of transactions in seeking to achieve the Fund's objective. The Manager pays the Sub-Adviser a fee out of the investment advisory fees it receives from Millennium Opportunity Fund.

PORTFOLIO MANAGER


JOHN N. BREAZEALE. Mr. Breazeale, President of Weiss Money Management, Inc., and President and Chairman of the Board of Trustees of The Weiss Fund, has been the portfolio manager for Money Market Fund since its inception. In addition, Mr. Breazeale is primarily responsible for implementing Millennium Opportunity Fund's principal investment strategy; however, he is assisted by a team of investment professionals from the Manager and the Sub-Adviser. Mr. Breazeale has been a portfolio manager with Weiss since 1994. Prior to 1994, Mr. Breazeale provided portfolio management services at Provident Institutional Management Inc., Mitchell Hutchins Asset Management Inc. (a subsidiary of PaineWebber Group), and with Mackenzie Investment Management Inc. Mr. Breazeale has over 29 years' experience in the securities industry.


------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
------------------------------------------------------

WEISS TREASURY ONLY MONEY MARKET FUND. Money Market Fund intends to distribute substantially all of its net investment income and any net realized capital gains. Net investment income for the Fund consists of all interest income accrued on the Fund's assets, less all actual and accrued expenses. Interest income included in the daily computation of net investment income is comprised of original issue discount earned on discount paper accrued to the date of maturity as well as accrued interest. The Fund's expenses, including the management fee payable to the Manager, are accrued each day.

Distributions by Money Market Fund are reinvested in additional shares of the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. Dividends are declared daily. The Fund intends to distribute dividends on the last business day of each month. The Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement.

WEISS MILLENNIUM OPPORTUNITY FUND. Millennium Opportunity Fund intends to distribute to shareholders substantially all of its net investment income annually. Net investment income for the Fund consists of all income accrued on the Fund's assets, less all actual and accrued expenses. The Fund intends to distribute to shareholders net realized capital gains after utilization of capital loss carryforwards, if any, at least annually.

Distributions by Millennium Opportunity Fund are reinvested in additional shares of the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions are generally taxable, whether received in cash or reinvested. Exchanges among the Weiss funds are also taxable events.

------------------------------------------------------
TAXES
------------------------------------------------------


Dividends paid out of a Fund's net investment income and net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. If a portion of Millennium Opportunity Fund's income consists of dividends from U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. Distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.


If shares of a Fund are held in a tax-deferred retirement plan account, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a retirement plan account generally will be subject to tax only when distributed from that account, and all of those taxable amounts will be taxable as ordinary income.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.


If you purchase Fund shares shortly before a distribution, you will be taxed on the distribution, even though it represents a return of your investment. To avoid this result, check a Fund's distribution schedule before you invest.

Each year the applicable Fund will notify you of the tax status of dividends and other distributions.

Upon the sale or other disposition of your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, generally depending upon how long you held your shares.


The foregoing discussion of federal tax consequences is intended for general information only. Fund distributions may also be subject to state, local and foreign taxes. With respect to Money Market Fund, in many states Fund distributions which are derived from interest on U.S. Treasury securities are exempt from taxation. You should consult your own tax adviser regarding the particular tax consequences of an investment in a Fund.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand each Fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single Fund share. Information presented for Millennium Opportunity Fund pertains to the Fund's Class A shares. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the applicable Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

THE WEISS FUND
For a share outstanding throughout each period.

                                                                                                     WEISS
                                                                                                  MILLENNIUM
                                                                                                  OPPORTUNITY
                                           WEISS TREASURY ONLY MONEY MARKET FUND                     FUND
                                ------------------------------------------------------------    ---------------
                                FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD     FOR THE PERIOD
                                   ENDED          ENDED          ENDED            ENDED              ENDED
                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,       DECEMBER 31,
                                    1999           1998           1997            1996*              1999*
                                ------------   ------------   ------------   ---------------    ---------------
Net Asset Value, beginning of
  period:                         $   1.00       $  1.00        $  1.00          $  1.00            $ 10.00
                                  --------       -------        -------          -------            -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income               0.04          0.05           0.05             0.02               0.01
  Net realized and unrealized
     gain (loss) on
     investments                        --            --             --               --               0.19
                                  --------       -------        -------          -------            -------
Net Investment Income                 0.04          0.05           0.05             0.02               0.20
                                  --------       -------        -------          -------            -------
LESS DISTRIBUTIONS:
From net investment income:          (0.04)        (0.05)         (0.05)           (0.02)             (0.01)
                                  --------       -------        -------          -------            -------
NET ASSET VALUE, END OF
  PERIOD:                         $   1.00       $  1.00        $  1.00          $  1.00            $ 10.19
                                  ========       =======        =======          =======            =======
TOTAL RETURN                          4.35%         4.67%          4.71%            4.67%(3)           2.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000)                           $118,930       $69,049        $33,361          $11,127            $16,767
Ratio of expenses to average
  net assets(1)                       0.50%         0.53%          0.50%            0.50%(3)           2.55%(3)
Ratio of net income to average
  net assets(2)                       4.24%         4.55%          4.60%            4.54%(3)           1.24%(3)
Portfolio Turnover                      NA            NA             NA               NA                 82%

---------------
(1) Weiss Treasury Only Money Market Fund's annualized expense ratios before waivers and reimbursement of expenses for the years ended December 31, 1999, 1998 and 1997 and the period ended December 31, 1996 would have been 0.92%, 1.14%, 1.69%, and 7.69%, respectively.

    Weiss Millennium Opportunity Fund's annualized expense ratio before waivers and reimbursement of expenses for the period ended December 31, 1999, would have been 6.27%, which included the margin and dividend expenses. Without the margin and dividend expenses, the ratio would have been 6.22%.

    Weiss Millennium Opportunity Fund's annualized expense ratio after waivers and reimbursement of expenses for the period ended December 31, 1999, excluding the margin and dividend expenses would have been 2.50%.

(2) Weiss Treasury Only Money Market Fund's annualized net investment income ratios before waivers and reimbursement of expenses for the years ended December 31, 1999, 1998 and 1997 and the period ended December 31, 1996 would have been 3.82%, 3.94%, 3.41% and (2.65)%, respectively.

    Weiss Millennium Opportunity Fund's annualized net investment income ratio before waivers and reimbursement of expenses for the period ended December 31, 1999 would have been (2.43)%, with the margin and dividend expenses excluded.

(3) Annualized.

 * Commencement of operations of Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund was June 28, 1996 and September 21, 1999, respectively.

------------------------------------------------------
HOW TO INVEST IN THE FUNDS
------------------------------------------------------

BUYING SHARES

WEISS TREASURY ONLY MONEY MARKET FUND. Purchase orders for shares of Money Market Fund which are received by the transfer agent on any business day prior to 12:00 noon eastern time, receive the net asset value per share next determined after receipt of the order by the transfer agent and are executed that day. Purchase orders received after 12:00 noon eastern time receive the net asset value per share next determined after receipt of the order by the transfer agent and are executed the following business day. Federal funds must be immediately available to the Fund's custodian in order for the transfer agent to execute a purchase order on a given day. Shares of the Fund cannot be purchased by Federal Reserve wire on days that either the New York Stock Exchange or the Federal Reserve is closed.

Money Market Fund shares may be purchased without a sales charge if you purchase them through the Fund's distributor. Broker-dealers other than the distributor may assess transaction charges in connection with purchases of Fund shares.

WEISS MILLENNIUM OPPORTUNITY FUND. Purchase orders for shares of Millennium Opportunity Fund which are received by the transfer agent on any business day by the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, receive the net asset value per share calculated for that day, less any applicable front-end sales charge. Purchase orders received after the close of regular trading on the Exchange receive the net asset value per share next determined after receipt of the order by the transfer agent, less any applicable front-end sales charge. Federal funds must be immediately available to the Fund's custodian in order for the transfer agent to execute a purchase order on a given day. Shares of the Fund cannot be purchased by Federal Reserve wire on days that either the Exchange or the Federal Reserve is closed.

A front-end sales charge of 1.50% is assessed on purchases of Millennium Opportunity Fund shares, subject to a maximum of $75 per account. Broker-dealers other than the distributor may assess additional transaction charges in connection with purchases of Fund shares.

PURCHASES BY CHECK

Fund shares may be purchased by a check drawn on an account belonging to the prospective shareholder. See "Opening an Account" for minimum purchase requirements. If you purchase shares with a check that does not clear, your purchase order will be canceled and you will be liable for any losses or fees the Fund or the transfer agent incurred. Checks must be drawn on a U.S. bank. Purchases by check are executed on the day the check is received in good order by the transfer agent. Purchases are made in full and fractional shares. Checks for investment should be payable to the applicable Fund.

Please see "Transaction Information" later in this Prospectus for additional information on buying, redeeming and exchanging Fund shares.

------------------------------------------------------
OPENING AN ACCOUNT
------------------------------------------------------

MINIMUM INVESTMENT

The minimum initial investment is $1,000 for Money Market Fund and $5,000 for Millennium Opportunity Fund.

BY MAIL

Complete an account application and mail it along with a check payable to the applicable Fund to:

                                 The Weiss Fund
                                 P.O. Box 8969
                           Wilmington, DE 19899-8969

or by overnight mail to:

                                 The Weiss Fund
                             c/o PFPC Trust Company
                        400 Bellevue Parkway, Suite 108
                             Wilmington, DE 19899.

BY WIRE

If you are wiring funds, please contact a Fund representative at (800) 430-9617 to open an account.

Ask your bank to send immediately available funds by wire to:

      PNC Bank N.A.
      Philadelphia, PA 19103
      ABA No. 031000053
      DDA Account # 86-1030-3574
      Further Credit to: (Shareholder Name and Account Number)

The wire should include your name, address and taxpayer identification number and the name of the applicable Fund. An account application indicating the name in which the purchase is to be made must be completed and mailed by you to the address under "Opening an Account -- By Mail" above via overnight delivery or sent by facsimile transmission. Purchase money will be returned promptly in the event a completed account application is not received. Please call the Funds' transfer agent at (800) 430-9617 for additional information prior to making a purchase by wire and consult your bank regarding bank wire or other charges.

WEISS MILLENNIUM OPPORTUNITY FUND

FRONT-END SALES CHARGE

The offering price of Millennium Opportunity Fund's shares is the net asset value next determined after the Fund receives a valid purchase request, plus the front-end sales load.

The amount of the front-end sales load as a percentage of the offering price is 1.50%, which equals 1.52% of the net amount invested. Assessment of the front-end sales charge is limited to a maximum of $75 per account. Applicable sales charge assessments in excess of such amount will be waived. In addition, the sales charge is not assessed on (i) Millennium Opportunity Fund shares purchased with reinvested dividends or distributions, (ii) subsequent investments in Millennium Opportunity Fund, (iii) exchanges from another Weiss fund with the same or a higher sales charge, and (iv) exchanges from another Weiss fund whose shares were purchased through a previous exchange from Millennium Opportunity Fund.

WAIVER OF FRONT-END SALES CHARGE

In addition to the examples discussed in the preceding paragraph, the front-end sales charge will be waived on Millennium Opportunity Fund shares purchased:

- in connection with shares purchased through the cross reinvestment privilege;

- by persons repurchasing shares they redeemed within the last 30 days (see "Repurchase of Millennium Opportunity Fund Shares");

- by directors, officers and employees and members of their immediate families of the Manager, the Sub-Adviser and their affiliates and dealers that enter into agreements with Millennium Opportunity Fund's distributor;

- by Trustees and officers of The Weiss Fund;

- through wrap fee and asset allocation programs and financial institutions that, under their dealer agreements with Millennium Opportunity Fund's distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge; and

- by persons purchasing shares of Millennium Opportunity Fund through a payroll deduction plan or a qualified retirement plan which permits purchases of shares of the Fund.

REPURCHASE OF MILLENNIUM OPPORTUNITY FUND SHARES

Investors may repurchase any amount of Millennium Opportunity Fund shares at net asset value (without the normal front-end sales charge), up to the limit of the value of any amount of the shares (other than those which were purchased with reinvested dividends and distributions) that they redeemed within the past 30 days. In effect, this allows investors to reacquire shares that they may have had to redeem, without re-paying the front-end sales charge. An investor may only exercise this privilege once. To exercise this privilege, we must receive the purchase order within 30 days of that investor's redemption. In addition, an investor must provide written notification and indicate on the purchase order that shares are being repurchased.

------------------------------------------------------
ADDING TO YOUR INVESTMENT
------------------------------------------------------

MINIMUM INVESTMENT

The minimum amount required to make subsequent investments in either Fund is $100.

BY MAIL

Make a check payable to the applicable Fund and mail to the address shown above in "Opening an Account -- By Mail." Please be sure to include your account number on the check and, if possible, use the tear off form attached to your regular Fund account statement.

BY WIRE

Ask your bank to send immediately available funds by wire to:

      PNC Bank N.A.
      Philadelphia, PA 19103
      ABA No. 031000053
      DDA Account # 86-1030-3574
      Further Credit to: (Shareholder Name and Account Number)

The wire should include your name and account number. Please call the Funds' transfer agent at (800) 430-9617 regarding purchases by wire and consult your bank regarding bank wire or other charges.

AUTOMATIC INVESTMENT PLAN

Please call (800) 430-9617 for more information and to request an election form. Or, you may elect this option at the time you open your account by completing sections 6 and 8 of the new account application form. See "Shareholder
Services -- Automatic Investment Plan."

------------------------------------------------------
REDEEMING FUND SHARES
------------------------------------------------------

Each Fund mails redemption proceeds within three business days following the receipt of a redemption request in proper form as described below, except in the case of shares recently purchased by check. A

Fund may delay payment of redemption proceeds for shares purchased by check until the check clears, which may take up to 15 days from the purchase date. Once the purchase check has cleared, redemption proceeds will be sent within three business days.

Redemptions in the amount of $50,000 or more require a Medallion Signature Guarantee. Please refer to "Medallion Signature Guarantees" later in this Prospectus for more information.

The redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call (800) 430-9617 for more information.

BY TELEPHONE

Call (800) 430-9617 and speak with a service representative of The Weiss Fund anytime between 8:30 a.m. and 4:00 p.m. Transactions by telephone cannot be in an amount in excess of $50,000. Redemptions may be by check, or, if you previously selected wire redemption privileges on your account application, by wire. Checks must be sent to the shareholder's address of record and can be for any amount. Wire redemptions must be made in amounts of at least $1000. A $15 service charge may be charged for redemptions by wire. See "Transaction Information -- Telephone Transaction" below.

BY MAIL

Send a letter of instruction signed by each owner on the account (sign exactly as each name appears on the account) to the address shown above in "Opening an Account -- By Mail." Please be sure to include your account number in your request.

AUTOMATIC WITHDRAWAL PLAN

Call (800) 430-9617 for more information and to request an election form. Or, you may elect this option at the time you open your account by completing section 9 of the new account application form. See "Shareholder
Services -- Automatic Withdrawal Plan."

------------------------------------------------------
EXCHANGING FUND SHARES
------------------------------------------------------

Shareholders of each Fund have an exchange privilege with other Weiss funds. Each Fund reserves the right to reject any exchange order. Shareholders of a Fund may exchange their outstanding shares for shares of another Weiss fund on the basis of relative net asset value per share, as more fully described below. Before exchanging shares into another Weiss fund, please call (800) 430-9617 to obtain the appropriate fund prospectus.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call (800) 430-9617 for more information.

This exchange privilege is available only in states where the Fund's shares may be legally sold.

MINIMUM INVESTMENT

A minimum initial investment must be made to establish an account into which exchange proceeds may be invested. If you are opening an account in a different Weiss fund by exchange, the shares being exchanged must be at least equal in value to the minimum investment requirement for the fund into which exchange proceeds are being invested. If shares of a Weiss fund purchased without a sales charge or with a lower sales charge are exchanged for shares of another Weiss fund with a sales charge or a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and the higher applicable sales charges). If Weiss fund shares are exchanged into another Weiss fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange. Finally, Millennium Opportunity Fund's sales charge is not assessed on exchanges from another Weiss fund whose shares were purchased through a previous exchange from Millennium Opportunity Fund. A $5 fee is assessed for each exchange transaction.

BY TELEPHONE

Call (800) 430-9617 and speak with a service representative of The Weiss Fund anytime between 8:30 a.m. and 4:00 p.m. Transactions by telephone cannot be in an amount in excess of $50,000. See "Transaction Information -- Telephone Transactions" below.

BY MAIL

Send a letter of instruction signed by each owner on the account (sign exactly as each name appears on the account) to the address shown above in "Opening an Account -- By Mail." Please be sure to include in your instructions:

     -- the dollar amount or number of shares you wish to exchange;

     -- your account number;

     -- the name of the Fund you are exchanging from;

     -- the name of the Fund you are exchanging into; and

     -- a daytime telephone number at which you can be reached.

------------------------------------------------------
TRANSACTION INFORMATION
------------------------------------------------------

NET ASSET VALUE

WEISS TREASURY ONLY MONEY MARKET FUND. For purposes of processing purchase and redemption orders, the net asset value per share of Money Market Fund is calculated as of 12:00 noon and as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, on each business day except those holidays which the Exchange observes.

Money Market Fund's administrator determines net asset value per share by adding the value of the Fund's investments, cash and other assets, subtracting liabilities attributable to the Fund and then dividing the result by the number of shares outstanding. The Fund's assets are valued at amortized cost in accordance with the Fund's procedures pursuant to Rule 2a-7 under the Investment Company Act of 1940.

WEISS MILLENNIUM OPPORTUNITY FUND. For purposes of processing purchase and redemption orders, the net asset value per share of Millennium Opportunity Fund is calculated as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, on each business day except those holidays which the Exchange observes.

Millennium Opportunity Fund's administrator determines net asset value per share by adding the value of the Fund's investments, cash and other assets, subtracting liabilities attributable to the Fund and then dividing the result by the number of shares outstanding. Market prices are used to determine the value of the Fund's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that The Weiss Fund's Board of Trustees or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

On those days where the Funds' custodian or the Exchange closes early as a result of such day being a partial holiday or otherwise, each Fund reserves the right to advance on that day the time by which purchase and redemption requests must be received.

TELEPHONE TRANSACTIONS

Shareholders automatically receive the Telephone Transaction Privilege. The Telephone Transaction Privilege allows a shareholder to effect exchanges from a Fund into an identically registered account in another Weiss fund as well as other transactions as outlined in this prospectus, by calling (800) 430-9617. If a shareholder does not wish to have this privilege, he or she must place a checkmark in the appropriate box in the Telephone Transaction Authorization portion of the account application.

Neither a Fund nor the transfer agent will be liable for following instructions communicated by telephone reasonably believed to be genuine and a loss to the shareholder may result due to an unauthorized transaction. Each Fund and the transfer agent will employ reasonable procedures (which may include one or more of the following: recording all telephone calls, requesting telephone exchanges or other instructions, verifying authorization and requiring some form of personal identification prior to acting upon instructions, and sending a statement each time a telephone transaction is effected) to confirm that instructions communicated by telephone are genuine. A Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions only if such reasonable procedures are not followed.

Of course, shareholders are not obligated in any way to execute a telephone transaction and may choose to give such instructions in writing. During periods of drastic economic or market changes, it is possible that the Telephone Transaction Privilege may be difficult to implement. In this event, shareholders should follow the other transaction procedures such as those discussed under "Exchanging Fund Shares" and/or "Redeeming Fund Shares," including the procedures for processing exchanges through securities dealers.

MEDALLION SIGNATURE GUARANTEES

Certain types of redemption requests must include a Medallion Signature Guarantee for each name in which the account is registered. Medallion Signature Guarantees must accompany redemption requests for: (i) an amount in excess of $50,000 per day; (ii) any amount, if the redemption proceeds are to be sent elsewhere than the address of record on the applicable Fund's books; or (iii) an amount of $50,000 or less if the address of record has been changed on the applicable Fund's books for less than 60 days, although the transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions. A Medallion Signature Guarantee stamp may be obtained from a member of a national securities exchange, a U.S. commercial bank, trust company, or Federally chartered savings and loan, or other recognized member of the Medallion Signature Guarantee program. A notarization from a notary public is NOT acceptable. Guarantees must be signed by an authorized person at one of these institutions.

TAX IDENTIFICATION NUMBER

When you complete your account application, please be sure to certify that your Social Security or tax identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. Federal tax law requires a Fund to withhold 31% of taxable distributions from most accounts without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject account applications without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund also reserves the right to redeem shares from accounts without such information upon 30 days' notice. Shareholders may avoid redemption by providing the applicable Fund with a tax identification number during the notice period.

SUBMINIMUM ACCOUNTS

Each Fund reserves the right to involuntarily redeem an account after 30 days' written notice, if the account's net asset value falls and remains below a $500 minimum for Money Market Fund or a $2,500 minimum for Millennium Opportunity Fund due to share redemptions and not market fluctuations.

SUSPENSION OF TRADING

Purchase and redemption orders may be suspended on days when the Exchange is closed, closes early as a result of such day being a partial holiday or otherwise, when trading is restricted or otherwise as permitted by the SEC.

REDEMPTIONS IN KIND

In unusual circumstances, a Fund may make payment in readily marketable portfolio securities at their market value equal to the redemption price.

SHORT-TERM TRADING

Each Fund and the transfer agent may restrict purchase transactions (including exchanges) when a pattern of frequent purchases and redemptions in response to short-term fluctuations in the Fund's share price appears evident.

------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------

CHECKWRITING PRIVILEGES (MONEY MARKET FUND ONLY)

You may elect to redeem shares by writing checks against your account balance in Money Market Fund for at least $50 by completing a signature card of The Weiss Fund. Your Money Market Fund investments will continue to earn dividends until your purchase check is presented to the Fund for payment. Checks will be returned by Money Market Fund's transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written. For additional information call (800) 430-9617.

AUTOMATIC INVESTMENT PLAN

You may elect to have money automatically transferred from your bank account into your Fund account(s) at regular intervals of your choice. Your bank account must be a checking or bank money market account maintained at a domestic financial institution that is an Automated Clearinghouse

Member. A minimum investment of $50 per transaction is required for participation in the Automatic Investment Plan. Please call (800) 430-9617 for additional information.

AUTOMATIC WITHDRAWAL PLAN

You may elect to have money automatically withdrawn from your Fund account(s) on a monthly, quarterly, semi-annual or annual basis in the amount of $100 or more. The automatic withdrawal will be made on or about the 25th day of each month. Please call (800) 430-9617 for additional information.

DIVIDEND REINVESTMENT PLAN

Dividends will be automatically reinvested in additional shares of the applicable Fund unless otherwise indicated on the account application. Please call (800) 430-9617 for additional information.

CROSS REINVESTMENT PRIVILEGE

You may want to have your dividends received from a Fund automatically invested in shares of another Weiss fund. Investments will be made at a price equal to the net asset value of the acquired shares next determined after receipt of the distribution proceeds by the transfer agent. In order to qualify for the Cross Reinvestment Privilege, the value of your account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement. There are no subsequent investment requirements for amounts to which dividends are directed nor are service fees currently charged for effecting these transactions. The election to cross-reinvest dividends will not affect the tax treatment of such dividends, which will be treated as received by you and then used to purchase shares of the acquired fund. Please call (800) 430-9617 for additional information.

INDIVIDUAL RETIREMENT ACCOUNTS

Each Fund offers Individual Retirement Account ("IRA"), Roth IRA and Education IRA plans, which generally allow a maximum annual contribution of $2,000 per person for individuals eligible to contribute to such a plan. PNC Trust Company, which serves as custodian or trustee under the Funds' IRA, Roth IRA and Educational IRA plans, charges certain nominal fees for the annual maintenance of such accounts. Please call (800) 430-9617 for additional information and account materials.

----------------------
ADDITIONAL INFORMATION
----------------------

The following documents contain further details about the Funds and are available upon request and without charge.


ANNUAL AND SEMI ANNUAL REPORTS - Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI") - The SAI contains more detailed disclosure on features, investments and policies of the Funds. A current SAI has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated by reference into this document, making it legally part of this prospectus.

You can make inquiries to the Funds, obtain the above documentation free of charge and request other information about the Funds by contacting:


THE WEISS FUND
4176 Burns Road
Palm Beach Gardens, FL 33410
(800) 289-8100


These documents can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the following address:


U.S. SECURITIES AND EXCHANGE COMMISSION
Public Reference Room
450 Fifth Street NW
Washington, D.C. 20549-0102


Investment Company Act
File Number 811-09084


                             [THE WEISS FUND LOGO]

                            [WEISS MILLENNIUM LOGO]

                             [WEISS TREASURY LOGO]

                                   PROSPECTUS
                                   (ENCLOSED)

                       WEISS MILLENNIUM OPPORTUNITY FUND

                                   Prospectus

                                  May 1, 2000


 This Prospectus relates to the Class S shares of Weiss Millennium Opportunity
                                     Fund.

                No other shares are offered in this Prospectus.

         Weiss Millennium Opportunity Fund seeks capital appreciation.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Fund Goal, Principal Strategies, Performance
  and Principal Risks.........................    1
Fees and Expenses.............................    3
More Information about the Fund's Principal
  Strategies and Risks........................    4
Fund Management...............................    6
Dividends and Distributions...................    6
Taxes.........................................    7
Financial Highlights..........................    7
How to Invest in the Fund.....................    9
Redeeming Fund Shares.........................    9
Transaction Information.......................    9
Additional Information.................. Back Cover

------------------------------------------------------
FUND GOAL, PRINCIPAL STRATEGIES, PERFORMANCE AND PRINCIPAL RISKS
------------------------------------------------------

--GOAL. Weiss Millennium Opportunity Fund seeks capital appreciation. The Fund's investment objective may be changed without shareholder approval.

--PRINCIPAL STRATEGIES. In seeking its investment objective of capital appreciation, the Fund will invest primarily in a portfolio of equity securities, such as common stocks, and will engage in short sales of such securities. Although equity securities are the primary focus of the Fund, the Manager intends to purchase investment-grade fixed income securities in attempting to achieve the Fund's objective. Under normal circumstances it is expected that approximately 20% of the Fund's assets will be invested in such securities. The Fund's investment manager, Weiss Money Management, Inc. (which we refer to as "Weiss" or the "Manager"), will use both fundamental analysis and proprietary computer models to identify those securities to be purchased, sold or sold short. The Manager makes such determinations based, in part, upon its assessment of whether or not it believes a company is positioned to benefit from, or contribute to, contemporary trends. Under normal conditions, the Fund will invest at least 65% of its assets in long and/or short equity positions.


The Fund employs a long-short approach. With this approach, the Fund will seek to purchase stocks of companies that, in the Manager's opinion, have (1) strong or improving fundamentals, (2) lower vulnerability to adverse factors such as global deflation or a domestic recession, and/or (3) operate in sectors of the market that show accelerating momentum and strong relative strength. At the same time, the Fund will seek to sell short stocks of issuers which the Manager believes have (1) weak or deteriorating fundamentals, (2) greater vulnerability to adverse factors, and/or (3) operate in sectors of the market that show decelerating momentum and weak relative strength. Although the Manager expects that the Fund's "long" equity positions will generally outweigh its "short" equity positions, the Fund is not restricted in the amount of its assets that it may commit to short sales.


The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Although the rate of portfolio turnover is difficult to predict, it is anticipated that under normal circumstances the Fund's portfolio turnover rate could reach 400% or more.

PRINCIPAL RISKS

--There are market and investment risks with any security. The value of an investment in the Fund will fluctuate over time and it is possible to lose money invested in the Fund.

--STOCK MARKET. Stock market movements will affect the Fund's share price on a daily basis. The Fund's portfolio securities could lose value as a result of a decline in the overall stock market. When the Fund purchases a stock, it is said to have a "long" position in that stock. Selling a stock "short" means that the Fund has sold a stock it does not own with the expectation that it will be able to buy the stock later at a lower price in order to close the transaction and realize a gain on the difference between the respective sale and purchase prices. The Fund's investment results will suffer if there is a stock market advance when the Fund has significant "short" equity positions, or if there is a stock market decline when the Fund has a significant "long" equity position.

--EQUITY INVESTING. An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the success or failure of any company in which it holds stock. In addition, the market value of common stocks can fluctuate significantly.

--SHORT INVESTING. If the Fund's Manager takes short positions in stocks that increase in value, then the losses of the Fund may exceed those of other stock mutual funds that hold long positions only. Since the Fund is not restricted in the amount of its assets that may be allocated to short sales, significant short equity positions could increase the Fund's risk profile. Investment in shares of the Fund is more volatile and risky than many other mutual funds or other forms of investment.

--PORTFOLIO STRATEGY. The Manager's skill in choosing appropriate investments for the Fund will determine in large part the Fund's ability to achieve its investment objective. The risk exists that the Manager may incorrectly allocate the Fund's investments between long and short equity positions.

--DEBT SECURITIES. Investing in debt securities involves both interest rate and credit risk. The value of debt instruments generally increases as interest rates decline. In addition, the risk of prepayment could adversely impact the Fund during a period of falling interest rates as the Fund would be required to invest the proceeds from such investments at lower interest rates. Conversely, rising interest rates tend to cause the value of debt securities to decrease. The market value of debt securities also tends to vary according to the relative financial condition of the issuer.

--PORTFOLIO TURNOVER. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. A high portfolio turnover will result in higher brokerage costs and taxes, which will affect the Fund's performance.

PERFORMANCE


Since this is a relatively new fund, no past performance data are presented.

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class S shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

Redemption Fee(1)
(as a percentage of amount redeemed)                           None

(1)A $15 service fee may be charged for redemptions by wire.


ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)

Management Fee                                               1.50%
Distribution and/or Service (12b-1) Fees                     0.25%
Other Expenses*                                              1.06%
Total Annual Fund Operating Expenses**                       2.81%

 * "Other Expenses" are based on estimated amounts for the current fiscal year. ** The Manager has voluntarily agreed to waive fees and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) do not exceed 2.50%. This expense limitation may be terminated or revised at any time.


EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that dividends and distributions are reinvested. Although your actual costs may be higher or lower than those in this example, based on these assumptions your cost would be:


1 Year     $284
3 Years    $871

------------------------------------------------------
MORE INFORMATION ABOUT THE FUND'S PRINCIPAL STRATEGIES AND RISKS
------------------------------------------------------

PRINCIPAL STRATEGIES

The Manager uses a variety of investments and investment techniques in seeking to achieve the Fund's investment objective. The Fund's primary investment strategies are described below; however, the Fund may also invest in other securities, use other strategies or engage in other investment practices. These investments and strategies, as well as those described in this Prospectus, are described in detail in the Statement of Additional Information. Although the Fund will attempt to achieve its investment objective, there is no assurance it will be successful.

The following describes the Manager's investment approach in greater detail.

ANALYSIS


--FUNDAMENTAL ANALYSIS. Companies are evaluated for their fundamental ability to withstand, or even take advantage of, adverse economic conditions, such as global deflation or a domestic recession. Factors such as cash flow, asset values, competitive position, current price and industry outlook may also be considered. A Strongest List and a Weakest List are produced based on this analysis.


--SECTOR ANALYSIS. A proprietary computer model evaluates various market sectors to aid the Manager in selecting for purchase securities from sectors of the economy that are showing strength or, conversely, selling securities short in sectors that are showing weakness.

--MARKET TREND ANALYSIS. Based on a proprietary model, a bullish (indicating a rising market) or bearish (indicating a falling market) signal is generated.

SECURITY SELECTION

Based upon the results of both the fundamental and sector analyses discussed above:

--A Buy Candidates List is created containing stocks in sectors ranked high.

--A Short-Sale Candidates List is created with stocks in sectors ranked low.

PORTFOLIO STRUCTURE

The Fund's assets will normally be invested as set forth below. Depending on the Manager's perception of market conditions, these percentages may differ substantially at various times.

--Approximately 30% of the Fund's assets will be allocated to core positions (positions the Manager intends to hold for a while). The Manager intends to split these between (a) long positions in stocks selected from the Strongest List and (b) short positions in stocks selected from the Weakest List.

--Approximately 50% of the Fund's assets will consist of actively traded equity positions which will be allocated based upon the market trend analysis discussed above. In a bullish market trend, trading positions will be primarily allocated to long positions in stocks selected from the Buy Candidates List. In a bearish market trend, this portion of the portfolio will consist primarily of short equity positions in stocks selected from the Short-Sale Candidates List.

--Approximately 20% of the Fund's assets will be invested in debt securities issued or guaranteed by the United States government and its agencies or instrumentalities, investment-grade debt securities of corporate issuers and zero coupon bonds. If a debt security held by the Fund ceases to be rated or its rating is reduced below investment-grade, the Fund's Manager will review the investment in light of the Fund's investment philosophy to determine whether or not selling the security would be in the best interests of the Fund.

RISKS

--EQUITY SECURITIES. Since it purchases common stocks (referred to above as taking a "long" equity position), the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

--SHORT SALES. When the Manager anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale (referred to above as taking a "short" equity position). The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at a particular time or at an acceptable price.

--FIXED INCOME SECURITIES. The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Further, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

     --CREDIT QUALITY RISK. The possibility that an issuer will be unable to make timely payments of either principal or interest.

     --PREPAYMENT OR CALL RISK. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. As a result, the Fund may be required to invest the proceeds from such investments at lower interest rates.

--TEMPORARY DEFENSIVE INVESTMENTS. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, the Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities the Manager believes to be consistent with the Fund's best interests. During a period in which the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

--NON-PRINCIPAL INVESTMENT STRATEGIES. To a more limited extent, the Fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options on securities and stock indices, options on stock index futures contracts, and other derivatives (i.e., financial instruments that derive their value from other securities or commodities, or that are based on indices).

------------------------------------------------------
FUND MANAGEMENT
------------------------------------------------------

INVESTMENT MANAGER

Weiss Money Management, Inc., 4176 Burns Road, Palm Beach Gardens, Florida 33410, is the investment adviser to the Fund, and is responsible for the day-to-day management of the assets. The Manager has been providing investment advisory services to The Weiss Fund (formerly known as Weiss Treasury Fund) since the Trust's commencement of operations in 1996 and to individual clients since its inception in 1980.

Under the investment advisory agreement with the Fund, the Manager provides continuous advice and recommendations concerning the Fund's investments. The Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of 1.50% of the Fund's average net assets.


Currently, the Manager voluntarily limits total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.50% of the Fund's average net assets, which lowers the Fund's expenses and increases its return. This expense limitation may be terminated or revised at any time, at which point the Fund's expenses may increase and its return may be reduced.


SUB-ADVISER

Harvest Advisors, Inc., 11612 Bee Cave Road, Suite 110, Austin, Texas 78733, has been retained by the Manager to provide sub-advisory services to the Fund. Tony Sagami, President of Harvest Advisors, has been actively involved in the development of sophisticated investment software and quantitative investment strategies. Harvest Advisors and/or its principals have been continuously serving institutional and individual investors since 1993. Under its agreement with the Manager, the Sub-Adviser renders continuous investment advice to the Manager with respect to investment and reinvestment of the Fund's assets in various securities, based upon computer models constructed in accordance with the Fund's investment objective and policies; however, the Manager, in the exercise of its independent judgment, retains ultimate discretion regarding and responsibility for the implementation of transactions in seeking to achieve the Fund's objective. The Manager pays the Sub-Adviser a fee out of the investment advisory fees it receives from the Fund.

PORTFOLIO MANAGER


  JOHN N. BREAZEALE. Mr. Breazeale, President of Weiss Money Management, Inc., President and Chairman of the Board of Trustees of The Weiss Fund, and portfolio manager of the Weiss Treasury Only Money Market Fund, a separate series of The Weiss Fund, is primarily responsible for implementing the Fund's principal investment strategy; however, he is assisted by a team of investment professionals from the Manager and the Sub-Adviser. Mr. Breazeale has been a portfolio manager with Weiss since 1994. Prior to 1994, Mr. Breazeale provided portfolio management services at Provident Institutional Management Inc., Mitchell Hutchins Asset Management Inc. (a subsidiary of PaineWebber Group), and with Mackenzie Investment Management Inc. Mr. Breazeale has over 29 years' experience in the securities industry.


------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
------------------------------------------------------

The Fund intends to distribute to shareholders substantially all of its net investment income annually.

Net investment income for the Fund consists of all income accrued on the Fund's assets, less all actual and accrued expenses. The Fund intends to distribute to shareholders net realized capital gains after utilization of capital loss carryforwards, if any, at least annually.

Distributions by the Fund are reinvested in additional shares of the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions are generally taxable, whether received in cash or reinvested. Exchanges among the Weiss funds are also taxable events.

------------------------------------------------------
TAXES
------------------------------------------------------


Dividends paid out of the Fund's net investment income and net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. If a portion of the Fund's income consists of dividends from U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. Distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.


If shares of the Fund are held in a tax-deferred retirement plan account, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a retirement plan account generally will be subject to tax only when distributed from that account, and all of those taxable amounts will be taxable as ordinary income.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.


If you purchase Fund shares shortly before a distribution, you will be taxed on the distribution, even though it represents a return of your investment. To avoid this result, check the Fund's distribution schedule before you invest.


Each year the Fund will notify you of the tax status of dividends and other distributions.

Upon the sale or other disposition of your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, generally depending upon how long you held your shares.


The foregoing discussion of federal tax consequences is intended for general information only. Fund distributions may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in the Fund.


------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the fiscal period indicated. Certain information reflects financial results for a single Class S share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund's Class S shares (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

WEISS MILLENNIUM OPPORTUNITY FUND

FOR A CLASS S SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                              FOR THE PERIOD ENDED
                                                               DECEMBER 31, 1999*
                                                              --------------------
NET ASSET VALUE, BEGINNING OF PERIOD:                                $10.00
                                                                     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................           0.01
  Net realized and unrealized gain (loss) on investments....           0.19
                                                                     ------
     Net Investment Income..................................           0.20
                                                                     ------
LESS DISTRIBUTIONS:
  From net investment income................................          (0.01)
                                                                     ------
NET ASSET VALUE, END OF PERIOD:                                      $10.19
                                                                     ======
TOTAL RETURN................................................           2.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period...................................         $31.00
Ratio of expenses to average net assets(1)..................           2.55%(3)
Ratio of net income to average net assets(2)................           1.24%(3)
Portfolio turnover..........................................             82%

---------------
(1) Weiss Millennium Opportunity Fund's annualized expense ratio before waivers and reimbursement of expenses for the period ended December 31, 1999, would have been 6.27%, which included the margin and dividend expenses. Without the margin and dividend expenses, the ratio would have been 6.22%.
    Weiss Millennium Opportunity Fund's annualized expense ratio after waivers and reimbursement of expenses for the period ended December 31, 1999, excluding the margin and dividend expenses would have been 2.50%.
(2) Weiss Millennium Opportunity Fund's annualized net investment income ratio before waivers and reimbursement of expenses for the period ended December 31, 1999 would have been (2.43)%, with the margin and dividend expenses excluded.
(3) Annualized.
* Commencement of operations was September 21, 1999.

------------------------------------------------------
HOW TO INVEST IN THE FUND
------------------------------------------------------

BUYING SHARES

The minimum initial investment in the Fund is $5,000. The minimum amount required to make subsequent investments is $100.

You may buy shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

The Fund has adopted a Rule 12b-1 distribution plan for its Class S shares that allows the Fund to pay fees for the sale and distribution of its Class S shares and for services provided to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Purchase orders for shares of the Fund which are received by the transfer agent on any business day by the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, receive the net asset value per share calculated for that day. Purchase orders received after the close of regular trading on the Exchange receive the net asset value per share next determined after receipt of the order by the transfer agent. Federal funds must be immediately available to the Fund's custodian in order for the transfer agent to execute a purchase order on a given day. Shares of the Fund cannot be purchased by Federal Reserve wire on days that either the Exchange or the Federal Reserve is closed.

------------------------------------------------------
REDEEMING FUND SHARES
------------------------------------------------------

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee in connection with your redemption of Fund shares.

------------------------------------------------------
TRANSACTION INFORMATION
------------------------------------------------------

NET ASSET VALUE

For purposes of processing purchase and redemption orders, the net asset value per share of the Fund is calculated as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, on each business day except those holidays which the Exchange observes.

On those days where the Fund's custodian or the Exchange closes early as a result of such day being a partial holiday or otherwise, the Fund reserves the right to advance on that day the time by which purchase and redemption requests must be received.

The Fund's administrator determines net asset value per share by adding the value of the Fund's investments, cash and other assets, subtracting liabilities attributable to the Fund and then dividing the result by the number of shares outstanding. Market prices are used to determine the value of the Fund's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Fund's Board of Trustees or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

TAX IDENTIFICATION NUMBER

When you complete your account application, please be sure to certify that your Social Security or tax identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. Federal tax law requires the Fund to withhold 31% of taxable distributions from most accounts without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject account applications without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund also reserves the right to redeem shares from accounts without such information upon 30 days' notice. Shareholders may avoid redemption by providing the Fund with a tax identification number during the notice period.


SUBMINIMUM ACCOUNTS

The Fund reserves the right to involuntarily redeem an account after 30 days' written notice, if the account's net asset value falls and remains below a $2,500 minimum due to share redemptions and not market fluctuations.

SUSPENSION OF TRADING

Purchase and redemption orders may be suspended on days when the Exchange is closed, closes early as a result of such day being a partial holiday or otherwise, when trading is restricted or otherwise as permitted by the SEC.

REDEMPTIONS IN KIND

In unusual circumstances, the Fund may make payment in readily marketable portfolio securities at their market value equal to the redemption price.

SHORT-TERM TRADING

The Fund and the transfer agent may restrict purchase transactions (including exchanges) when a pattern of frequent purchases and redemptions in response to short-term fluctuations in the Fund's share price appears evident.

-----------------------
ADDITIONAL INFORMATION
-----------------------

The following documents contain further details about the Fund's Class S shares and are available upon request and without charge:


ANNUAL AND SEMI ANNUAL REPORTS - Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual reports you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI") - The SAI contains more detailed disclosure on features, investments and policies of the Fund. A current SAI has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated by reference into this document, making it legally part of this prospectus.

You can make inquiries to the Fund, obtain the above documentation free of charge and request other information about the Fund by contacting:


THE WEISS FUND
4176 Burns Road
Palm Beach Gardens, FL 33410
(800) 289-8100


These documents can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the following address:


U.S. SECURITIES AND EXCHANGE COMMISSION
Public Reference Room
450 Fifth Street NW
Washington, DC 20549-0102


Investment Company Act
File Number 811-09084



         [WEISS FUND LOGO]
         WEISS MILLENNIUM
         OPPORTUNITY FUND
           CLASS S SHARES



               PROSPECTUS
               (ENCLOSED)

                                 THE WEISS FUND

                                 4176 Burns Road
                          Palm Beach Gardens, FL 33410
                                 (800) 289-8100

                       Statement of Additional Information


                                   May 1, 2000


                      Weiss Treasury Only Money Market Fund
                        Weiss Millennium Opportunity Fund

This Statement of Additional Information pertains to the Weiss Treasury Only Money Market Fund (the "Money Market Fund") and Class A shares of Weiss Millennium Opportunity Fund (the "Millennium Opportunity Fund") (each a "Fund" and, collectively, the "Funds"), each of which is a separate, diversified series of The Weiss Fund, a Massachusetts business trust (the "Trust") that currently consists of two portfolios. Each Fund is managed by Weiss Money Management, Inc. (the "Manager").


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Funds dated May 1, 2000, as amended from time to time, copies of which may be obtained from the Trust without charge by writing to the above address or by calling (800) 289-8100.

The financial statements contained in the Funds' December 31, 1999 Annual Report to Shareholders are incorporated by reference into and are hereby deemed to be part of this Statement of Additional Information.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE, RESTRICTIONS AND TECHNIQUES.............................1
Weiss Treasury Only Money Market Fund
         Investment Objective.................................................1
         Investments..........................................................1
Weiss Millennium Opportunity Fund
         Investment Objective.................................................3
         Investments..........................................................4
         Investment Restrictions.............................................15
ORGANIZATION OF THE FUNDS....................................................19
TRUSTEES AND OFFICERS........................................................21
MANAGEMENT COMPENSATION......................................................22
INVESTMENT ADVISORY AND OTHER SERVICES.......................................23
         Investment Manager..................................................23
         Sub-Adviser.........................................................24
         Distributor.........................................................24
         Code of Ethics......................................................25
         Administrator.......................................................25
         Transfer Agent, Dividend Disbursing Agent and Custodian.............25
PERFORMANCE INFORMATION......................................................26
         Average Annual Total Return.........................................26
         Cumulative Total Return.............................................27
         Total Return........................................................27
         Capital Change......................................................27
         Yield...............................................................27
         Comparison of Portfolio Performance.................................28
BUYING SHARES................................................................29
REDEMPTIONS..................................................................30
DIVIDENDS AND DISTRIBUTIONS..................................................30
TAXES    ....................................................................31
BROKERAGE ALLOCATION.........................................................35
NET ASSET VALUE..............................................................36
INDEPENDENT ACCOUNTANTS......................................................37
FINANCIAL STATEMENTS.........................................................37
ADDITIONAL INFORMATION.......................................................37
APPENDIX A...................................................................38

INVESTMENT OBJECTIVE, RESTRICTIONS AND TECHNIQUES

Each Fund is a diversified series of the Trust, an open-end, management investment company. Each Fund's investment objective is discussed in the Prospectus and summarized below. There is no assurance that either Fund will achieve its objective. The investment objective of each Fund is not fundamental and may be changed by the Trustees without shareholder approval. Unless otherwise stated, each Fund's policies are not fundamental.

WEISS TREASURY ONLY MONEY MARKET FUND

Investment Objective

The investment objective of Money Market Fund is to seek maximum current income consistent with preservation of capital. The Fund pursues its objective by investing exclusively in U.S. Treasury securities and repurchase agreements secured by such obligations. Money Market Fund seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily. Under certain circumstances the Fund may not be able to maintain a stable net asset value.

Investments

U.S. Treasury Securities

Money Market Fund invests primarily in direct obligations of the U.S. Treasury (e.g., Treasury bills, notes, and bonds). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and therefore they are of the highest possible credit quality. U.S. Treasury securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

In general, investing in debt securities involves both interest rate and credit risk. As a rule, the value of debt instruments rises and falls inversely with interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Debt securities with longer maturities generally are more volatile than those with shorter maturities.

Repurchase Agreements

Money Market Fund may enter into repurchase agreements with selected brokers-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which the purchaser (i.e., Money Market Fund) purchases a U.S. Government or other high quality short-term debt obligation (an
"Obligation") and the seller agrees at the time of sale to repurchase the Obligation at a specified time and price.

Custody of the Obligation will be maintained by Money Market Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to the applicable Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to Money Market Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

Repurchase agreements pose certain risks for all entities, including Money Market Fund, that utilize them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Fund seeks to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from Money Market Fund to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.

If in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that Money Market Fund does not have a perfected security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, Money Market Fund utilizes custodians and subcustodians that the Manager believes follow customary securities industry practice with respect to repurchase agreements, and the Manager analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, Money Market Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the Obligation.

Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), Money Market Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days' or less notice. Such repurchase agreements will be regarded as illiquid instruments. Money Market Fund currently intends to limit its investments in repurchase agreements to those with maturities of less than seven days.

Money Market Fund may also enter into repurchase agreements with any party deemed creditworthy by the Manager, including broker-dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase.

Zero Coupon Securities. Money Market Fund may invest up to 10% of its assets in zero coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity.

Current federal income tax law requires holders of zero coupon securities to report the portion of any original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations thereunder, Money Market Fund must distribute its investment company taxable income, including any original issue discount accrued on zero coupon bonds. Because the Fund will not receive cash payments on a current basis in respect of any accrued original issue discount on these bonds, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. Money Market Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

Generally, the market prices of zero coupon securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Other Investment Companies. For temporary defensive or emergency purposes, Money Market Fund may invest up to 100% of its assets in cash or in the securities of other mutual funds investing primarily in U.S. Treasury securities and repurchase agreements subject to applicable securities regulations. When the Fund invests in another mutual fund, it pays a pro rata portion of the advisory fees and other expenses of that fund as a shareholder of that fund. These expenses are in addition to the advisory and other expenses Money Market Fund pays in connection with its own operations.

When-Issued Securities. When Money Market Fund purchases new issues of securities on a when-issued basis, the Fund's custodian will establish a segregated account for the Fund consisting of cash, U.S. Treasury securities or other high-grade debt securities equal to the amount of the commitment. If the value of securities in the account should decline, additional cash or securities will be placed in the account so that the market value of the account will equal the amount of such commitments by the Fund on a daily basis.

Securities purchased on a when-issued basis and the securities held in Money Market Fund's portfolio are subject to changes in market value based upon various factors including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates (i.e., they will appreciate in value when market interest rates decline and decrease in value when market interest rates rise). For this reason, placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. In other words, to the extent that Money Market Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment. Upon the settlement date of the when-issued securities, the Fund ordinarily will meet its obligation to purchase the securities from available cash flow, use of the cash (or liquidation of securities) held in the segregated account or sale of other securities. Although it would not normally expect to do so, Money Market Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

WEISS MILLENNIUM OPPORTUNITY FUND

Investment Objective

The investment objective of Millennium Opportunity Fund is to seek capital appreciation.

Investments


Millennium Opportunity Fund pursues its objective by investing primarily in a portfolio of equity securities, such as common stocks, and engaging in short sales of such securities. The Fund employs a "long-short" approach. With this approach, the Fund will seek to purchase stocks of companies that, in the Manager's opinion, have (1) strong or improving fundamentals, (2) lower vulnerability to adverse factors such as global deflation or a domestic recession, and/or (3) operate in sectors of the market that show accelerating momentum and strong relative strength. At the same time, Millennium Opportunity Fund will seek to sell short stocks of issuers which the Manager believes have
(1) weak or deteriorating fundamentals, (2) greater vulnerability to adverse factors, and/or (3) operate in sectors of the market that show decelerating momentum and weak relative strength. Although the Manager expects that the Fund's "long" equity positions will generally outweigh its "short" equity positions, the Fund is not restricted in the amount of its assets that it may commit to short sales.


Investments may be made in well-known, established companies, as well as in newer and relatively unseasoned companies. Individual security selection aided by computer technology is an important part of Millennium Opportunity Fund's investment approach. The Fund's sub-advisor, Harvest Advisors, Inc. ("Harvest Advisors" or the "Sub-Adviser"), utilizes a risk management system based upon a quantitative model that is a combination of momentum, price behavior, and volatility indicators. The objective of this model is to identify those periods when the stock market is vulnerable. This model is used to adjust the level of the Fund's equity exposure, ranging from fully invested, neutral, or short. Potential investments of Millennium Opportunity Fund are also evaluated using fundamental analysis including criteria such as earnings outlook, cash flow, asset values, sustainability of product cycles, expansion opportunities, management capabilities, industry outlook, competitive position, and current price relative to long-term value of the company. The Fund also employs a relative strength ranking system to identify the strongest and weakest sectors of the stock market.

Under normal circumstances, it is expected that at least 65% of Millennium Opportunity Fund's assets will be invested in equity securities, comprised of both long and short positions. The Manager anticipates that a portion of the Fund's assets will be allocated, in both long and short positions, to stocks selected by the Manager based primarily upon fundamental analysis, with a buy and hold strategy in mind. In addition, another part of Millennium Opportunity Fund's assets will be comprised of both long and short positions in stocks selected by the Manager based upon such criteria as fundamental momentum and relative value, invested with a short-term investment strategy driven primarily by sector analysis. The Manager expects that approximately 20% of the Fund's assets will, under normal conditions, be invested in fixed-income securities, cash and cash equivalents. Depending on the Manager's perception of market conditions, these percentages may differ substantially at various times.

The following describes the Manager's investment approach in greater detail.

Analysis:


o Fundamental analysis: Companies are evaluated for their fundamental ability to withstand, or even take advantage of, adverse economic conditions, such as global deflation or a domestic recession. Factors such as cash flow, asset values, competitive position, current price and industry outlook may also be considered. A Strongest List and a Weakest List are produced based on this analysis.


o Sector analysis: A proprietary computer model evaluates various market sectors to aid the Manager in selecting for purchase securities from sectors of the economy that are showing strength or, conversely, selling stocks short in sectors that are showing weakness.

o Market trend analysis: Based on a proprietary model, a bullish (indicating a rising market) or bearish (indicating a falling market) signal is generated.

Security Selection:

Based upon the results of both the fundamental and sector analyses discussed above:

o    A Buy Candidates List is created containing  stocks in sectors ranked high.

o    A Short-Sale  Candidates List is created with stocks in sectors ranked low.

Portfolio Structure:

Millennium Opportunity Fund's assets will normally be invested as set forth below. Depending on the Manager's perception of market conditions, these percentages may differ substantially at various times.

o Approximately 30% of Millennium Opportunity Fund's assets be allocated to core positions (positions the Manager intends to hold for a while). The Manager intends to split these between (a) long positions in stocks selected from the Strongest List and (b) short positions in stocks selected from the Weakest List.

o Approximately 50% of Millennium Opportunity Fund's assets will normally consist of actively traded equity positions which will be allocated based upon the market trend analysis discussed above. In a bullish market, trading positions will be primarily allocated to long positions in stocks selected from the Buy Candidates List. In a bearish market, this portion of the assets will consist primarily of short equity positions in stocks selected from the Short-Sale Candidates List.

o Approximately 20% of Millennium Opportunity Fund's assets will be invested in debt securities of corporate issuers, including convertible securities, commercial paper and zero coupon bonds, and debt securities issued or guaranteed by the United States government and its agencies or instrumentalities. In a neutral market or for temporary defensive or emergency purposes, the Fund's exposure to these types of securities may be increased significantly.

Millennium Opportunity Fund may, but is not required to, effect transactions in options on securities and stock indices and options on stock index futures contracts for hedging purposes.

As a result of the investment techniques used by Millennium Opportunity Fund, the Fund expects that a significant portion (up to 100%) of its assets will be held in liquid securities in a segregated account as "cover" for the investment techniques the Fund employs. These assets may not be sold while the position in the corresponding instrument or transaction (e.g., option or short sale) is open unless they are replaced by similar assets. As a result, the commitment of a large portion of Millennium Opportunity Fund's assets to "cover" investment techniques could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Descriptions in this SAI of a particular investment practice or technique in which Millennium Opportunity Fund may engage (such as short selling or hedging) or a financial instrument which the Fund may purchase (such as options) are meant to describe the spectrum of investments that the Manager, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Manager may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of Millennium Opportunity Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

Common Stocks

Common stock can be issued by companies to raise cash; all common stock shares represent a proportionate ownership interest in a company. As a result, the value of common stock rises and falls with a company's success or failure. The market value of common stock can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company stocks may also be higher than those of larger companies.

Short Sales

Millennium Opportunity Fund may seek to realize additional gains or hedge investments through short sales. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, Millennium Opportunity Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, Millennium Opportunity Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. Millennium Opportunity Fund also will incur transaction costs in effecting short sales.

Millennium Opportunity Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. There can be no assurance that the Fund will be able to close out a short position at a particular time or at an acceptable price.

Convertible Securities

The convertible securities in which Millennium Opportunity Fund may invest include corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations (see following section). Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

Debt Securities

In General. Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

Investment-Grade Debt Securities. Millennium Opportunity Fund may invest in debt securities that are given an investment-grade rating by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), and may also invest in unrated debt securities that are considered by the Manager to be of comparable quality. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). See Appendix A for a description of these ratings.

Commercial Paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Millennium Opportunity Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

U.S. Treasury Securities. Millennium Opportunity Fund may invest in direct obligations of the U.S. Treasury (e.g., Treasury bills, notes, and bonds). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and therefore they are of the highest possible credit quality. U.S. Treasury securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

Zero Coupon Securities. Millennium Opportunity Fund may invest in zero coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity.

Current federal income tax law requires holders of zero coupon securities to report the portion of any original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations thereunder, Millennium Opportunity Fund must distribute its investment company taxable income, including any original issue discount accrued on zero coupon bonds. Because the Fund will not receive cash payments on a current basis in respect of any accrued original issue discount on these bonds, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. Millennium Opportunity Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for Millennium Opportunity Fund to sell the securities at the time.

Generally, the market prices of zero coupon securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

When-Issued Securities. When Millennium Opportunity Fund purchases new issues of securities on a when-issued basis, the Fund's custodian will establish a segregated account for the Fund consisting of cash, U.S. Treasury securities or other high-grade debt securities equal to the amount of the commitment. If the value of securities in the account should decline, additional cash or securities will be placed in the account so that the market value of the account will equal the amount of such commitments by the Fund on a daily basis.

Securities purchased on a when-issued basis and the securities held in Millennium Opportunity Fund's portfolio are subject to changes in market value based upon various factors including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates (i.e., they will appreciate in value when market interest rates decline and decrease in value when market interest rates rise). For this reason, placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. In other words, to the extent that Millennium Opportunity Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment. Upon the settlement date of the when-issued securities, the Fund ordinarily will meet its obligation to purchase the securities from available cash flow, use of the cash (or liquidation of securities) held in the segregated account or sale of other securities. Although it would not normally expect to do so, Millennium Opportunity Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

Warrants

Millennium Opportunity Fund may invest up to 5% of its total assets in warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by Millennium Opportunity Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Repurchase Agreements

Millennium Opportunity Fund may enter into repurchase agreements with selected brokers-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. Government or other high quality short-term debt obligation (an "Obligation") and the seller agrees at the time of sale to repurchase the Obligation at a specified time and price.

Custody of the Obligation will be maintained by Millennium Opportunity Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to Millennium Opportunity Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

Repurchase agreements pose certain risks for all entities, including Millennium Opportunity Fund, that utilize them. Such risks are not unique to the Fund but are inherent in repurchase agreements. Millennium Opportunity Fund seeks to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from Millennium Opportunity Fund to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.

If in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that Millennium Opportunity Fund does not have a perfected security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, Millennium Opportunity Fund utilizes custodians and subcustodians that the Manager believes follow customary securities industry practice with respect to repurchase agreements, and the Manager analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, Millennium Opportunity Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the Obligation.

Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), Millennium Opportunity Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days' or less notice. Such repurchase agreements will be regarded as illiquid instruments. Millennium Opportunity Fund currently intends to limit its investments in repurchase agreements to those with maturities of less than seven days.

Millennium Opportunity Fund may also enter into repurchase agreements with any party deemed creditworthy by the Manager, including broker-dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase.

Other Investment Companies

 When Millennium Opportunity Fund invests in another mutual fund, it pays a pro rata portion of the advisory fees and other expenses of that fund as a shareholder of that fund. These expenses are in addition to the advisory and other expenses Millennium Opportunity Fund pays in connection with its own operations.

Options

Millennium Opportunity Fund may, but is not required to, purchase and sell put and call options on its portfolio securities to protect against changes in market prices. There is no assurance that the Fund's use of put and call options will achieve its desired objective, and the Fund's use of options may result in losses to the Fund.

Covered Call Options. Millennium Opportunity Fund may write covered call options as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, Millennium Opportunity Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. Millennium Opportunity Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

Millennium Opportunity Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Covered Put Options. Millennium Opportunity Fund may write covered put options as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, Millennium Opportunity Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

Millennium Opportunity Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Although it has no current intention of doing so, Millennium Opportunity Fund may also write covered put and call options to attempt to enhance its current return.

Purchasing Put and Call Options. Millennium Opportunity Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. Millennium Opportunity Fund may also purchase put options to attempt to enhance its current return. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

Millennium Opportunity Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. Millennium Opportunity Fund may also purchase call options to attempt to enhance its current return. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.



Risks Involved in the Sale of Options. Options transactions involve certain risks, including the risks that the Manager will not forecast interest rate or market movements correctly, that Millennium Opportunity Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of the Manager to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, Millennium Opportunity Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Manager believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Manager may be considered such a group. These position limits may restrict Millennium Opportunity Fund's ability to purchase or sell options on particular securities.

Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Government regulations may also restrict Millennium Opportunity Fund's use of options.

Futures Contracts

Index Futures Contracts and Options. Millennium Opportunity Fund may buy and sell options on stock index futures contracts for hedging purposes. The Fund may also buy and sell stock index futures contracts to the extent necessary to close out an open futures option. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if Millennium Opportunity Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

In order to hedge its investments successfully using futures contracts and related options, Millennium Opportunity Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing and selling call and put options on index futures contracts, Millennium Opportunity Fund may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may
be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

Millennium Opportunity Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. The Fund may also allow such options to expire unexercised.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to Millennium Opportunity Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

Although it does not currently intend to do so, Millennium Opportunity Fund may buy and sell stock index futures contracts and related options to attempt to increase investment return, provided that the aggregate initial margins and premiums involved do not exceed 5% of the fair market value of the Fund's total assets.

Margin Payments. When Millennium Opportunity Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when Millennium Opportunity Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

When Millennium Opportunity Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Special Risks of Transactions in Futures Contracts and Related Options

Liquidity Risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although Millennium Opportunity Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, Millennium Opportunity Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although Millennium Opportunity Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging Risks. There are several risks in connection with the use by Millennium Opportunity Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of the Fund's securities which are the subject of a hedge. The Manager will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

Successful use of futures contracts and options by Millennium Opportunity Fund for hedging purposes is also subject to the Manager's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Manager still may not result in a successful hedging transaction over a very short time period.

Other Risks. Millennium Opportunity Fund will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Temporary Defensive Strategies

At times, Millennium Opportunity Fund's Manager may judge that economic or market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Manager may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive strategies", the Fund may invest in cash or cash equivalents, shares of money market investment companies, commercial paper, zero coupon bonds, repurchase agreements, and other securities its Manager believes to be consistent with the Fund's best interests.

Investment Restrictions

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular series if a matter affects just that series), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular series) are present or represented by proxy.

WEISS TREASURY ONLY MONEY MARKET FUND

As a matter of fundamental policy, Money Market Fund may not:

(1) with respect to 75% of its total assets taken at market value purchase more than 10% of the voting securities of any one issuer; or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government and securities of other investment companies;

(2) borrow money, except as a temporary measure for extraordinary or emergency purposes, or except in connection with reverse repurchase agreements, provided that the Fund maintains asset coverage of 300% for all borrowings;

(3) purchase any securities which would cause 25% or more of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government. (For purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.)

(4) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interest therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); or purchase or sell physical commodities or contracts relating to physical commodities;

(5) act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

(6)  make loans to other persons, except (a) loans of portfolio securities,  and
     (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans; and

(7) issue senior securities, except as appropriate to evidence indebtedness which the Fund is permitted to incur and except for shares of the separate classes or series of the Trust.

Nonfundamental policies may be changed by the Trustees of the Trust and without shareholder approval. As a matter of nonfundamental policy, Money Market Fund may not:

(1) purchase or retain securities of any open-end investment company or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event, the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

(2) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

(3) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (.5%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (.5%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

(4) purchase securities on margin, make short sales or maintain a short position, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities;

(5) invest more than 10% of its net assets in securities which are not readily marketable, the disposition of which is restricted under federal securities laws, or in repurchase agreements not terminable within 7 days; or invest more than 5% of its total assets in restricted securities;

(6) with the exception of U.S. Government securities, purchase securities of any issuer with a record of less than three years of continuous operations, including predecessors, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

(7) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government;

(8)  purchase or sell any put or call options or any combination thereof;

(9)  enter into futures contracts or purchase options thereon;

(10) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

(11) borrow money (including reverse repurchase agreements), except as a temporary measure for emergency purposes, and not in excess of 5% of its total assets taken at market value, or borrow other than from banks; however, in the case of reverse repurchase agreements, the Fund may invest in such agreements with entities other than banks subject to total asset coverage of 300% for such agreements and all borrowings;

(12) purchase warrants;

(13) purchase or sell real estate limited partnership interests; and

(14) lend securities, if the value of securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made, provided that the loans are fully collateralized and marked to market daily, and provided further that the entry of the Fund into repurchase agreements and the purchase of debt instruments are not deemed to be loans for purposes of this restriction. The Fund does not currently intend to make loans of portfolio securities that would amount to greater than 5% of the Fund's total assets in the coming year.

With respect to fundamental policy (2), Money Market Fund may not purchase securities when borrowing exceeds 5% of the Fund's total assets. With respect to nonfundamental policy (a), above, to the extent that Money Market Fund invests in securities of other investment companies, the Trust and the Manager will ensure that there will be no duplication of advisory fees. Further, no sales load will be paid by Money Market Fund in connection with such investments.

WEISS MILLENNIUM OPPORTUNITY FUND

As a matter of fundamental policy, Millennium Opportunity Fund may not:

(1) borrow money, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(5)  purchase   physical   commodities   or   contracts   relating  to  physical
     commodities; or

(6) make loans except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Nonfundamental  policies may be changed by the Trustees of the Trust and without
shareholder  approval.  As  a  matter  of  nonfundamental   policy,   Millennium
Opportunity Fund does not currently intend to:

(1) borrow money in an amount greater than one-third of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

(2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

(3) purchase securities on margin, except (i) in connection with arbitrage transactions, (ii) for margin deposits in connection with short sales, futures contracts, options or other permitted investments, and (iii) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

(5) enter into futures contracts or purchase options thereon for other than bona fide hedging purposes unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

(6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

(7) lend portfolio securities in an amount greater than one-third of its total assets.

Whenever an investment objective, policy or restriction set forth in the Prospectus or this Statement of Additional Information states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the relevant Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the applicable Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

ORGANIZATION OF THE FUNDS

Each Fund is a diversified series of The Weiss Fund, an open-end management investment company registered under the 1940 Act. The Trust was organized on August 10, 1995 as a Massachusetts business trust under the name Weiss Treasury Fund. The Trust's name was changed in April 1999. The Trust is comprised of two series: Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund. The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to each Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Funds to the officers of the Trust.


The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, $.01 par value, all of which have equal rights as to voting, dividends and liquidation. Under the Trust's Declaration of Trust, the Trustees have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series. The Trustees, in their discretion, may authorize the division of shares of a series into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have authorized the establishment and designation of two classes of shares of Millennium Opportunity Fund, Class A and Class S shares. This SAI relates to Money Market Fund and Class A shares of Millennium Opportunity Fund. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Prospectus. Pursuant to the Declaration of Trust, the Trustees have the authority to terminate a Fund. This might occur, for example, if a Fund does not reach an economically viable size.


On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on April 27, 1999, the Board adopted a Rule 18f-3 plan on behalf of Millennium Opportunity Fund. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of Millennium Opportunity Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class and (ii) subject to certain limitations described in the Prospectus, Class A shares of Millennium Opportunity Fund may be exchanged for shares of the same class of another Weiss fund.

The assets of the Trust received for the issue or sale of the shares of each series (or class thereof) and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series (or class thereof) and constitute the underlying assets of such series (or class). The underlying assets of each series (or class thereof) are segregated on the books of account, and are to be charged with the liabilities in respect to such series (or class) and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

Shares of each class of each series of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. Generally, all classes of shares of a series will vote together, except with respect to a distribution plan applicable to a class of that series or when a class vote is required by the 1940 Act. A change in investment policy for a series would, for example, be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.
Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined, in the manner provided in the Declaration of Trust, that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Funds are not required to and do not currently intend to hold annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies, or approving certain contracts. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

TRUSTEES AND OFFICERS

The Trustees and officers of the Trust, their business addresses and their principal occupations during the past five years are as follows:

                                                                  Principal Occupation(s)
Name, Address and Age            Position with the Trust          during past 5 years
---------------------            -----------------------          -------------------

John N. Breazeale(1), 53         President and Chairman of        President, Weiss Money Management,
                                 Board of Trustees*               Inc. (1995 - present).  Director of
                                                                  Investments, Weiss Money Management,
                                                                  Inc. (1994 - 1995). Portfolio
                                                                  Manager, Mackenzie Investment
                                                                  Management Inc. (1988 -1994).

David D. Marky, 34               Treasurer                        Vice President and Director of
103 Bellevue Parkway                                              Accounting, PFPC Inc. (1996
Wilmington, DE  19809                                             -present).  Assistant Vice President
                                                                  and Accounting Conversion Manager,
                                                                  PFPC Inc. (1992-1996).

Clara A. Maxcy(1), 42            Secretary                        Operations Manager, Compliance
                                                                  Administrator and Corporate
                                                                  Secretary, Weiss Money Management,
                                                                  Inc. (August 1996 - present).
                                                                  Financial/Operations Principal,
                                                                  Weiss Funds, Inc. (January 1996 -
                                                                  present).  Operations
                                                                  Manager/Research Assistant, Weiss
                                                                  Research, Inc. (November 1993 -
                                                                  August 1996).

Joseph R. Fleming, 45            Assistant Secretary              Partner, Dechert Price & Rhoads
Ten Post Office Square - South                                    (1990 - present).
Boston, MA  02109

Martin D. Weiss(1), 53           Trustee*                         Editor of "Safe Money Report";
                                                                  President, Weiss Group, Inc. (1971 -
                                                                  present); President,  Weiss Money
                                                                  Management, Inc. (November 1980 -
                                                                  April 1995).

Esther S. Gordon, 58             Trustee                          Retired.  Formerly Assistant Manager
422 Woodview Circle                                               with Southern Bell (1965 - 1994).
Palm Beach Gardens, FL  33410

Robert Z. Lehrer, 66             Trustee                          President, Wyndmoor Industries Inc.
P.O. Box 1679                                                     (1957 - present).  Registered
107 Commodore Drive                                               securities broker.
Jupiter, FL  33468-1679

Donald Wilk, 62                  Trustee                          President, Donald Wilk Corporation
6044 Petaluma Drive                                               (1990 - present). Computer sales and
Boca Raton, FL  33433                                             credit card processing.
(1)      4176 Burns Road
         Palm Beach Gardens, FL 33410


*Indicates persons who are "interested" Trustees of the Trust.


         As of March 31, 2000, all Trustees and officers of the Trust as a group owned beneficially less than 1% of the shares of (i) Money Market Fund and (ii) each class of Millennium Opportunity Fund outstanding on such date. As of March 31, 2000, to the best of the Trust's knowledge, no person owned of record or beneficially more than 5% of Money Market Fund, except National Financial Services Corp. (for the exclusive benefit of its customers), One World Financial Center - Attn: Mutual Funds, 5th Floor, 200 Liberty Street, New York, New York 10281, which held of record 7.09% of the outstanding shares of the Fund in an omnibus account. As of March 31, 2000, to the best of the Trust's knowledge, no person owned of record or beneficially more than 5% of Millennium Opportunity Fund's Class A shares outstanding on that date.


                             MANAGEMENT COMPENSATION*
                      (Fiscal Year Ended December 31, 1999)

                                                      Pension or
                                                      Retirement                                  Total Compensation
                                                      Benefits Accrued                            from Trust and
                                   Aggregate          as Part of Trust     Estimated Annual       Fund Complex Paid
                                   Compensation       Expenses             Benefits Upon          to Trustee
Name (Position)                    from Trust                              Retirement
---------------                    ----------                              ----------
John N. Breazeale                  None               None                 None                   None
(President and Chairman)

David D. Marky                     None               None                 None                   None
(Treasurer)

Clara A. Maxcy**                   None               None                 None                   None
(Secretary)

Joseph R. Fleming                  None               None                 None                   None
(Assistant Secretary)

Esther S. Gordon                   $2,000             None                 None                   $2,000
(Trustee)

Robert Z. Lehrer                   $2,000             None                 None                   $2,000
(Trustee)

Donald Wilk                        $2,000             None                 None                   $2,000
(Trustee)

Martin D. Weiss                    None               None                 None                   None
(Trustee)

* For the fiscal year ended December 31, 1999, each non-interested Trustee received an annual fee of $2,000 plus reimbursement for out-of-pocket expenses.
During such fiscal year the Trust was comprised of two series: Money Market Fund and Millennium Opportunity Fund, the latter of which commenced operations on September 21, 1999. For the fiscal year ending December 31, 2000, each non-interested Trustee will receive an annual fee of $1,500, $500 for each Board meeting attended, $250 for each Audit Committee or other meeting attended, plus reimbursement for out-of-pocket expenses for serving in that capacity.

** Ms.  Maxcy  replaced  Sharon A. Parker as  Secretary  of the Trust  effective
February 11, 2000.


INVESTMENT ADVISORY AND OTHER SERVICES

Investment Manager

As stated in the Prospectus, the Trust, on behalf of each Fund, has entered into separate Investment Advisory Agreements with the Manager, Weiss Money Management, Inc. Under each Advisory Agreement, the Manager provides continuing investment management for the applicable Fund consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased for or sold by the Fund. The Manager is controlled (as that term is defined in the 1940 Act) by Martin D. Weiss, its sole director and shareholder.


Money Market Fund. Money Market Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of .50% of the Fund's average net assets. Currently, the Manager contractually limits Money Market Fund's total operating expenses (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of .60% of the Fund's average net assets, which lowers the Fund's expenses and increase its yield. This contractual expense limitation may be terminated or revised each year, at which point Money Market Fund's expenses may increase and its yield may be reduced. For the fiscal year ended December 31, 1997, the Manager voluntarily waived all of its advisory fees, which waivers amounted to $112,410. For the same period, the Manager agreed to reimburse Money Market Fund $139,388 in order to maintain total Fund operating expenses at 0.50% of the Fund's average net assets. For the fiscal year ended December 31, 1998, the Manager of the Fund voluntarily waived all of its advisory fees, which waivers amounted to $217,822. In addition, the Manager voluntarily agreed to reimburse Money Market Fund to the extent required to maintain expenses at no more than 0.65% from January 1 through April 1, 1998 and 0.50% thereafter of the Fund's average daily net assets. Accordingly, for the fiscal year ended December 31, 1998, the Manager agreed to reimburse the Fund $50,389. For the fiscal year ended December 31, 1999, the Manager received advisory fees of $73,445 from Money Market Fund after waiving fees of $385,307 in order to maintain total Fund operating expenses at .50% of the Fund's average net assets.

Millennium Opportunity Fund. Millennium Opportunity Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of 1.50% of the Fund's average net assets. For the period from September 21, 1999 (commencement of operations) to December 31, 1999, the Manager received advisory fees of $4,022 from Millennium Opportunity Fund after voluntarily waiving fees of $25,249 in order to maintain total Fund operating expenses at 2.50% of the Fund's average net assets.

Currently, the Manager voluntarily limits total operating expenses (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.50% of the average net assets of Millennium Opportunity Fund, which lowers the Fund's expenses and increases its return. This expense limitation may be terminated or revised at any time, at which point Millennium Opportunity Fund's expenses may increase and its return may be reduced.


The Manager is responsible for fees and expenses of Trustees, officers and employees of the Trust who are affiliated with the Manager. Each Fund is responsible for all of its other expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payments for portfolio pricing services to a pricing agent, if any; legal, auditing and accounting expenses; taxes and governmental fees; transfer agent fees; the cost of preparing share certificates or other share-related expenses, such as expenses of issuance, sale, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Manager; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. Each Fund is also responsible for expenses of shareholder meetings and expenses incurred in connection with litigation proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

Sub-Adviser (Millennium Opportunity Fund)


Harvest Advisors, Inc., 11612 Bee Cave Road, Suite 110, Austin, Texas 78733 has been retained by the Manager to provide sub-advisory services to Millennium Opportunity Fund. Under its agreement with the Manager, the Sub-Adviser renders continuous investment advice to the Manager with respect to investment and reinvestment of Millennium Opportunity Fund's assets in various securities, based upon computer models constructed in accordance with the Fund's investment objective and policies; however, the Manager, in the exercise of its independent judgment, retains ultimate discretion regarding and responsibility for the implementation of transactions in seeking to achieve the Fund's objective. The Manager pays the Sub-Adviser as compensation for Sub-Adviser's services to Millennium Opportunity Fund, a quarterly fee in arrears at the rate of 10% of all fees payable during the same quarter by the Fund to the Adviser for investment advisory services provided pursuant to the Advisory Agreement, net of any fee waivers or expense reimbursements made by the Adviser with respect to the Fund relating to such quarter. The Manager pays the Sub-Adviser this quarterly fee out of the investment advisory fees it receives from Millennium Opportunity Fund. The Sub-Adviser is controlled (as that term is defined in the 1940 Act) by Anthony L. Sagami, its sole shareholder and officer. For the period from September 21, 1999 (commencement of operations) to December 31, 1999, the Sub-Adviser received a sub-advisory fee of $375 from the Manager with respect to the Millennium Opportunity Fund.


Distributor

Each Fund's shares are sold on a continuous basis by Weiss Funds, Inc. (the "Distributor"), 4176 Burns Road, Palm Beach Gardens, Florida 33410, a registered broker-dealer and wholly-owned subsidiary of the Manager.


Code of Ethics

         The Trust, the Manager and the Distributor have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, as has the Sub-Adviser, designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. The Code of Ethics applicable to the Trust, the Manager and the Distributor, which applies to portfolio managers, research analysts and others involved in the investment advisory process, permits personal securities transactions, including securities that may be purchased or held by the Funds, subject to certain restrictions. For instance, the Code imposes time periods during which personal transactions may not be made in certain securities, and requires, among other things, the submission of duplicate broker confirmations and quarterly reporting of securities transactions. The Sub-Adviser's Code of Ethics prohibits the purchase of all securities except shares of mutual funds, and requires employees to comply with the reporting requirements of Rule 17j-1.


         Administrator

PFPC Inc., Bellevue Park Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 ("PFPC"), performs various administrative and accounting services for the Fund. These services include maintenance of books and records, preparation of certain governmental filings and shareholder reports and computation of net asset values and dividend distributions. For its administrative services, PFPC receives a fee, payable monthly, based upon the following: .09% of average net assets for Money Market Fund; and, for Millennium Opportunity Fund, .10% of the first $200 million of average net assets; .075% of the next $200 million of average net assets; .05% of the next $200 million of average net assets; and .03% of average net assets in excess of $600 million or a minimum of $100,000 annually, plus any out-of-pocket expenses.


Money Market Fund. For the fiscal year ended December 31, 1997, PFPC received $57,914 from Money Market Fund after voluntarily waiving $10,791. During the 1997 fiscal year, PFPC's fee, payable monthly, was calculated as follows: from January 1 to April 14, at a rate of .1 of 1% (.10%) per annum of the average daily net assets of Money Market Fund; from April 15 to June 19, at an annual rate of $65,000; and, from June 20 to December 31, at an annual rate of $50,000; plus, in each case, reimbursement for out-of-pocket expenses. For the fiscal years ended December 31, 1998 and 1999, PFPC received $51,827 and $79,965, respectively, from Money Market Fund.

Millennium Opportunity Fund. For the period from September 21, 1999 (commencement of operations) to December 31, 1999, PFPC received fees of $3,479 from Millennium Opportunity Fund for administrative services after voluntarily waiving fees of $25,277.


         Transfer Agent, Dividend Disbursing Agent and Custodian

PFPC serves as the Fund's transfer agent, dividend disbursing agent and registrar. In its capacity as transfer agent, dividend disbursing agent and registrar, PFPC performs bookkeeping, data processing and administrative services incidental to the maintenance of shareholder accounts.


PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153, serves as custodian for each Fund's portfolio securities and cash.


         PERFORMANCE INFORMATION

From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manners:

         Average Annual Total Return

Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):


                  T = (ERV/P)1/n - 1
         Where:

                  P = a hypothetical initial investment of $1,000,
                      adjusted, in the case of Millennium Opportunity Fund, to deduct the applicable sales charge.
                      Class A shares.
                  T = average annual total return.
                  n = number of years.
                ERV = ending redeemable value:
                      ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Average annual total return of Money Market Fund for the one-year period ended December 31, 1999 and for the period from June 28, 1996 (commencement of operations) through December 31, 1999 was 4.35% and 4.58%, respectively. The average annual total return percentage reflects voluntary fee waivers and expense reimbursements by Money Market Fund's service providers. Without the voluntary waivers and reimbursements, Money Market Fund's average annual total return for the same periods would have been 3.80% and (0.52)%, respectively.

Average annual total return of Millennium Opportunity Fund's Class A shares for the period from September 21, 1999 (commencement of operations) through December 31, 1999 was 7.50%. The average annual total return percentage reflects voluntary fee waivers and expense reimbursements by Millennium Opportunity Fund's service providers. Without the voluntary waivers and reimbursements, average annual total return of Millennium Opportunity Fund's Class A shares would have been 5.62% for the same period.

Millennium Opportunity Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). With respect to Class A shares, sales charges are not taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

Non-Standardized Return of Millennium Opportunity Fund's Class A shares for the period from September 21, 1999 (commencement of operations) through December 31, 1999 was 4.64%. The Non-Standardized Return percentage reflects voluntary fee waivers and expense reimbursements by Millennium Opportunity Fund's service providers. Without the voluntary waivers and reimbursements, Non-Standardized Return of Millennium Opportunity Fund's Class A shares would have been 2.82% for the same period.


Cumulative Total Return

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods according to the following formula (cumulative total return is then expressed as a percentage):


                    C = (ERV/P) - 1
         Where:

                    C = Cumulative Total Return.
                    P = a hypothetical initial investment of $1,000
                        adjusted, in the case of Millennium Opportunity Fund, to deduct the applicable sales charge.
                  ERV = ending redeemable value:
                 ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Cumulative total return of Money Market Fund for the one-year period ended December 31, 1999 and for the period from June 28, 1996 (commencement of operations) through December 31, 1999 was 4.35% and 17.03%, respectively. Without the voluntary waivers and reimbursements, Money Market Fund's cumulative total return for the same periods would have been 3.80% and (1.83)%, respectively.

Cumulative total return of Millennium Opportunity Fund's Class A shares for the period from September 21, 1999 (commencement of operations) through December 31, 1999 was 2.04%. The cumulative total return percentage reflects voluntary fee waivers and expense reimbursements by Millennium Opportunity Fund's service providers. Without the voluntary waivers and reimbursements, cumulative total return of Millennium Opportunity Fund's Class A shares would have been 1.54% for the same period.


Total Return

Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return. The total return percentage reflects voluntary fee waivers and expense reimbursements by the Funds' service providers.

Capital Change

Capital change measures the return from invested capital including reinvested capital gains distributions. Capital change does not include the reinvestment of income dividends.

Yield (Money Market Fund Only)

Current Yield: Current yield is the net annualized yield based on a specified 7 calendar-days calculated at simple interest rates. Current yield is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period and dividing such change by the value of the account at the beginning of the base period to obtain the base-period return. The base-period return is then annualized by multiplying it by 365/7; the resultant product equals net annualized current yield.


The current yield of Money Market Fund for the seven-day period ended December 31, 1999 was 4.72%. The current yield percentage reflects voluntary fee waivers and expense reimbursements by Money Market Fund's service providers. Without the voluntary waivers and reimbursements, Money Market Fund's current yield for the same seven-day period would have been 4.28%.


Effective Yield: Effective yield for Money Market Fund is the net annualized yield for a specified 7 calendar-days assuming a reinvestment in Fund shares of all dividends during the period (i.e., compounding). Effective yield is calculated by using the same base-period return used in the calculation of current yield, except that the base-period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1


Money Market Fund's effective yield for the seven-day period ended December 31, 1999 was 4.83%. The effective yield percentage reflects voluntary fee waivers and expense reimbursements by Money Market Fund's service providers. Without the voluntary waivers and reimbursements, Money Market Fund's effective yield for the same seven-day period would have been 4.37%.


As described above, current yield and effective yield are based on historical earnings, show the performance of a hypothetical investment and are not intended to indicate future performance. Current yield and effective yield will vary based on changes in market conditions and the level of Fund expenses.

Comparison of Portfolio Performance

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, each Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and the statistics published by the Small Business Administration.

From time to time, in advertising and marketing literature, each Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

From time to time, in marketing and other Fund literature, Trustees and officers of the Trust, a Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the assets that the Manager has under management in various geographical areas may be quoted in advertising and marketing materials.

Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the applicable Fund to other Weiss funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. Government and offer a fixed rate of return.

Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risk/returns associated with an investment in bond or equity funds also will depend upon currency exchange fluctuation.

A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

Evaluation of Fund performance made by independent sources may also be used in advertisements concerning the applicable Fund, including reprints of, or selections from, editorials or articles about the Fund.

BUYING SHARES

Money Market Fund. Share purchases are executed at the net asset value next calculated after a purchase order is received by Money Market Fund's transfer agent in good order as described in the Prospectus under "Opening an Account" and "Adding to Your Investment". Purchases are made in full and fractional shares.

Fund shares may be purchased without a sales charge if you purchase them through the Fund's Distributor. Broker-dealers other than the Distributor may assess transaction charges in connection with purchases of Fund shares.

Shares generally begin to earn dividends on the day your purchase order is executed. Purchases by check are executed on the day the check is received in good order by the transfer agent and begin earning income on the day the purchase order is executed. Money Market Fund may accept third party checks in payment for Fund shares subject to the Fund's operating procedures.

Millennium Opportunity Fund. Share purchases are executed at the net asset value next calculated, less any applicable front-end sales charge for Class A shares, after a purchase order is received by Millennium Opportunity Fund's transfer agent in good order as described under "Opening an Account" and "Adding to Your Investment" in the Fund's Class A Prospectus. Purchases are made in full and fractional shares.

A front-end sales charge of 1.50% is assessed on purchases of Millennium Opportunity Fund's Class A shares, subject to a maximum of $75 per account. Broker-dealers other than the Distributor may assess additional transaction charges in connection with purchases of the Fund's Class A shares. The front-end sales charge may be waived in connection with certain purchases as described in Millennium Opportunity Fund's Class A Prospectus under "Opening an Account - Waiver of Front-End Sales Charge."

Individual Retirement Accounts ("IRAs"), Roth IRAs and Education IRAs. Shares of the Trust may be used as a funding medium for retirement plans, including IRAs, Roth IRAs and Education IRAs. Eligible individuals may establish an IRA, Roth IRA or Education IRA by adopting a custodial account available from PNC Bank, National Association, which may impose a charge for establishing and/or maintaining the account.

REDEMPTIONS

The Trust may suspend the right of redemption of shares of each Fund and may postpone payment: (i) for any period during which the New York Stock Exchange (the "Exchange") is closed, other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the Shareholders of the Trust, or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the applicable Fund's portfolio, although the Trust has no current intention to do so. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

DIVIDENDS AND DISTRIBUTIONS

Money Market Fund. Money Market Fund intends to distribute substantially all of its investment income and any net realized capital gains. Net investment income for Money Market Fund consists of all interest income accrued on the Fund's assets, less accrued expenses. Interest income included in the daily computation of net investment income is comprised of original issue discount earned on discount paper accrued to the date of maturity as well as accrued interest. Money Market Fund's expenses, including the management fee payable to the Manager, are accrued each day.

Distributions by Money Market Fund are reinvested in the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. Dividends are declared daily. Money Market Fund intends to distribute dividends on the last business day of each month.

The net income of Money Market Fund is determined as of the close of regular trading on the Exchange, usually 4:00 p.m. New York time, on each day the Exchange is open for trading.

Millennium Opportunity Fund. Millennium Opportunity Fund intends to distribute to shareholders substantially all of its net investment income annually. Net investment income for Millennium Opportunity Fund consists of all income accrued on the Fund's assets, less all actual and accrued expenses. Millennium
Opportunity Fund intends to distribute to shareholders net realized capital gains after utilization of capital loss carryforwards, if any, at least annually.

Distributions by Millennium Opportunity Fund are reinvested in additional shares of the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions are generally taxable, whether received in cash or reinvested. Exchanges among the Weiss funds are also taxable events.

TAXES

The following is a general discussion of certain tax rules thought to be applicable with respect to the Funds. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in the Funds.

General. Each Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for purposes of this calculation to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in securities of any other issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, each Fund generally will not be subject to U.S. Federal income tax on its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and net capital gains (net long-term capital gains in excess of net short-term capital losses) that it distributes to shareholders, if at least 90% of its investment company taxable income for the taxable year is distributed. Eah Fund intends to distribute such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid that tax, each Fund must distribute during each calendar year an amount equal to
(1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December of that year to shareholders of record at some date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taken into account by shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.


Distributions. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Because it is not anticipated that any portion of Money Market Fund's gross income will consist of dividends from domestic corporations, no portion of the dividends paid by the Fund to its corporate shareholders is expected to qualify for the dividends received deduction. If a portion of Millennium Opportunity Fund's income consists of dividends from U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. Distributions of net capital gains, if any, which are designated as capital gain dividends are taxable to shareholders as long-term capital gains, whether paid in cash or in shares, and regardless of how long the shareholder has held a Fund's shares. Such distributions are not eligible for the dividends received deduction. The tax treatment of distributions from a Fund is the same whether the dividends are received in cash or in additional shares. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the applicable Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.


If shares of a Fund are held in a tax-deferred retirement plan account, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a retirement plan account generally will be subject to tax only when distributed from that account, and all of those taxable amounts will be taxable as ordinary income.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares.


In some cases, shareholders of Millennium Opportunity Fund will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.


Discount. Certain of the bonds purchased by a Fund may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for Federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount is treated for Federal income tax purposes as income earned by a Fund even though the Fund doesn't actually receive any cash, and therefore is subject to the distribution requirements of the Code. The amount of income earned by a Fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest.

In addition, some of the bonds may be purchased by a Fund at a discount which exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any bond having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a Fund elects for all its debt securities acquired after the first day of the first taxable year to which the election applies having a fixed maturity date of more than one year from the date of issue to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a Fund at a constant rate over the time remaining to the bond's maturity.

Hedging Transactions (Millennium Opportunity Fund Only). The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by Millennium Opportunity Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If Millennium Opportunity Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by Millennium Opportunity Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options and futures contracts in which Millennium Opportunity Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by Millennium Opportunity Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by Millennium Opportunity Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by Millennium
Opportunity Fund which is taxed as ordinary income when distributed to shareholders.

Millennium Opportunity Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, Millennium Opportunity Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Unless certain constructive sale rules (discussed more fully above) apply, Millennium Opportunity Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, Millennium Opportunity Fund's holding period of any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. Recent legislation, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully above. Similarly, if Millennium Opportunity Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

Backup Withholding. A Fund generally will be required to report to the IRS all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish a Fund with and to certify the shareholder's correct taxpayer identification number or social security number;
(2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

Other Taxation. The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by a Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from state and local taxation. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of a Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty).

BROKERAGE ALLOCATION


Allocation of brokerage is supervised by the Manager. The primary objective of the Manager in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission (negotiable in the case of U.S. national securities exchange transactions) where applicable, size of order, difficulty of execution and skill required of the executing broker-dealer. The Manager seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Manager reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons. For the initial fiscal period ended December 31, 1996 and the fiscal years ended December 31, 1997 and 1998, Money Market Fund did not pay any brokerage commissions in connection with portfolio transactions. For the period from September 21, 1999 through December 31, 1999, Millennium Opportunity Fund paid $24,862 in brokerage commissions.


Each Fund's purchases and sales of fixed-income securities are generally placed by the Manager with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made that will include an underwriting fee paid to the underwriter. Portfolio transactions in debt securities may also be placed on an agency basis, with a commission being charged.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Manager's practice to place such orders with broker-dealers who supply research, market and statistical information to a Fund. The term "research market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Manager is not authorized when placing portfolio transactions for a Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. The Manager does not place orders with brokers or dealers because the broker or dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Although certain research, market and statistical information from broker-dealers may be useful to a Fund and to the Manager, it is the opinion of the Manager that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Manager's staff. Such information may be useful to the Manager in providing services to clients other than the Fund and not all such information is used by the Manager in connection with the Fund. Conversely, such information provided to the Manager by broker-dealers through whom other clients of the Manager effect securities transactions may be useful to the Manager in providing services to a Fund.


The Board of Trustees has authorized the Manager to enter into directed brokerage arrangements on behalf of Millennium Opportunity Fund. Under this type of arrangement, the Manager places portfolio transactions with a particular broker in exchange for the broker's payment of certain Fund expenses. In certain instances, execution, clearance and settlement capabilities of the directed brokerage firm may not be as favorable as those otherwise obtainable. Millennium Opportunity Fund may also lose the possible advantage of aggregation of orders for several clients as a single transaction for the purchase or sale of a particular security and the ability to negotiate the commission rate.


NET ASSET VALUE

Money Market Fund. The net asset value per share of Money Market Fund is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number shares of the Fund outstanding. For purposes of processing purchase and redemption orders, the net asset value per share of Money Market Fund is calculated as of 12:00 noon and as of the close of regular trading on the Exchange on each business day except those holidays which the Exchange or the Federal Reserve Bank observe. The Exchange is normally closed on New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when Money Market Fund's Custodian or the Exchange close early as a result of such day being a partial holiday or otherwise, the Fund reserves the right to advance on that day the time by which purchase and redemption requests must be received.

Money Market Fund uses the amortized cost method of security valuation, as permitted under Rule 2a-7 under the 1940 Act. Under this method, securities acquired by Money Market Fund are valued at cost on the date of acquisition and thereafter assume a constant accretion of discount or amortization of premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instruments.

Millennium Opportunity Fund. The net asset value of shares of Millennium Opportunity Fund is computed as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Millennium Opportunity Fund's liabilities, if not identifiable as belonging to a particular class of the Fund, are allocated among that Fund's classes based on their relative net asset size. Liabilities attributable to a particular class are charged to that class directly. The total liabilities for a class are then deducted from the class's proportionate interest in Millennium Opportunity Fund's assets, and the resulting amount is divided by the number of shares of the class outstanding to produce its net asset value per share.

Securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange. An exchange traded option or futures contract and other financial instruments are valued at the last reported sale price prior to 4:00 p.m. (Eastern Time) as quoted on the principal exchange or board of trade on which such option or contract is traded. Lacking any sales, the option or futures contract is valued at the Calculated Mean.

Debt securities, other than short-term securities, are valued at bid prices supplied by Millennium Opportunity Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value.

If, in the opinion of Millennium Opportunity Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by Millennium Opportunity Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

INDEPENDENT ACCOUNTANTS

Tait, Weller & Baker has been appointed to serve as the Funds' independent accountants for the fiscal year ending December 31, 2000. The services to be performed by Tait, Weller & Baker include audits of the Funds' annual financial statements and preparation of the Funds' federal and state income tax returns.

FINANCIAL STATEMENTS


The audited financial statements contained in the Funds' December 31, 1999 annual report, including the Report of Independent Accountants, Financial Highlights and Notes to Financial Statements, are incorporated herein by reference, and are hereby deemed to be a part of this Statement of Additional Information. The Financial Statements incorporated by reference herein have been so included in reliance on the report of Tait, Weller & Baker, the Funds' independent accountants, and given on the authority of that firm as experts in accounting and auditing.


ADDITIONAL INFORMATION

         Dechert Price & Rhoads, Ten Post Office Square--South, Boston, MA 02109 serves as counsel to the Trust and the Fund.

APPENDIX A

            DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP ("S&P") AND
              MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE

                        BOND AND COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]

MOODY'S:

         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa by Moody's are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

         (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

         Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                                 THE WEISS FUND
                                 4176 Burns Road
                          Palm Beach Gardens, FL 33410
                                 (800) 289-8100

                       Statement of Additional Information

                                   May 1, 2000


                        Weiss Millennium Opportunity Fund


                                 Class S Shares


This Statement of Additional Information ("SAI") pertains to the Class S shares of Weiss Millennium Opportunity Fund (the "Fund"), which is a separate series of The Weiss Fund, a Massachusetts business trust (the "Trust") that currently consists of two portfolios, each of which is diversified. The Fund is managed by Weiss Money Management, Inc. (the "Manager").


This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund's Class S shares dated May 1, 2000 (the "Prospectus"), as amended from time to time, copies of which may be obtained from the Trust without charge by writing to the above address or by calling (800) 289-8100.

The financial statements contained in the Fund's December 31, 1999 Annual Report to Shareholders are incorporated by reference into and are hereby deemed to be part of this Statement of Additional Information.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE, RESTRICTIONS AND TECHNIQUES..........................1
         Investment Objective..............................................1
         Investments.......................................................1
         Investment Restrictions..........................................12
ORGANIZATION OF THE FUND..................................................13
TRUSTEES AND OFFICERS.....................................................16
MANAGEMENT COMPENSATION...................................................17
INVESTMENT ADVISORY AND OTHER SERVICES....................................18
         Investment Manager...............................................18
         Sub-Adviser......................................................18
         Distributor......................................................19
         Rule 12b-1 Distribution Plan.....................................19
         Code of Ethics...................................................20
         Administrator....................................................20
         Transfer Agent, Dividend Disbursing Agent and Custodian..........20
PERFORMANCE INFORMATION...................................................20
         Average Annual Total Return......................................21
         Cumulative Total Return..........................................21
         Total Return.....................................................22
         Capital Change...................................................22
         Comparison of Portfolio Performance..............................22
BUYING SHARES.............................................................23
REDEMPTIONS...............................................................24
DIVIDENDS AND DISTRIBUTIONS...............................................24
TAXES    .................................................................24
BROKERAGE ALLOCATION......................................................28
NET ASSET VALUE...........................................................29
INDEPENDENT ACCOUNTANTS...................................................30
FINANCIAL STATEMENTS......................................................30
ADDITIONAL INFORMATION....................................................30
APPENDIX A................................................................31

         INVESTMENT OBJECTIVE, RESTRICTIONS AND TECHNIQUES

Investment Objective

The Fund is a diversified series of The Weiss Fund, an open-end, management investment company. The investment objective of the Fund is to seek capital appreciation. The investment objective of the Fund is not fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the Fund will achieve its objective.

Investments

The Fund's investment policies and techniques are summarized in the Prospectus and set forth in greater detail below. Unless otherwise stated, the Fund's policies are not fundamental.


The Fund pursues its objective by investing primarily in a portfolio of equity securities, such as common stocks, and engaging in short sales of such securities. The Fund employs a "long-short" approach. With this approach, the Fund will seek to purchase stocks of companies that, in the Manager's opinion, have (1) strong or improving fundamentals, (2) lower vulnerability to adverse factors such as global deflation or a domestic recession, and/or (3) operate in sectors of the market that show accelerating momentum and strong relative strength. At the same time, the Fund will seek to sell short stocks of issuers which the Manager believes have (1) weak or deteriorating fundamentals, (2) greater vulnerability to adverse factors, and/or (3) operate in sectors of the market that show decelerating momentum and weak relative strength. Although the Manager expects that the Fund's "long" equity positions will generally outweigh its "short" equity positions, the Fund is not restricted in the amount of its assets that it may commit to short sales.


Investments may be made in well-known, established companies, as well as in newer and relatively unseasoned companies. Individual security selection aided by computer technology is an important part of the Fund's investment approach. The Fund's sub-advisor, Harvest Advisors, Inc. ("Harvest Advisors" or the "Sub-Adviser"), utilizes a risk management system based upon a quantitative model that is a combination of momentum, price behavior, and volatility indicators. The objective of this model is to identify those periods when the stock market is vulnerable. This model is used to adjust the level of the Fund's equity exposure, ranging from fully invested, neutral, or short. Potential investments of the Fund are also evaluated using fundamental analysis including criteria such as earnings outlook, cash flow, asset values, sustainability of product cycles, expansion opportunities, management capabilities, industry outlook, competitive position, and current price relative to long-term value of the company. The Fund also employs a relative strength ranking system to identify the strongest and weakest sectors of the stock market.

Under normal circumstances, it is expected that at least 65% of the Fund's assets will be invested in equity securities, comprised of both long and short positions. The Manager anticipates that a portion of the Fund's assets will be allocated, in both long and short positions, to stocks selected by the Manager based primarily upon fundamental analysis, with a buy and hold strategy in mind. In addition, another part of the Fund's assets will be comprised of both long and short positions in stocks selected by the Manager based upon such criteria as fundamental momentum and relative value, invested with a short-term investment strategy driven primarily by sector analysis. The Manager expects that approximately 20% of the Fund's assets will, under normal conditions, be invested in fixed-income securities, cash and cash equivalents. Depending on the Manager's perception of market conditions, these percentages may differ substantially at various times.

The following describes the Manager's investment approach in greater detail.

Analysis:


o Fundamental analysis: Companies are evaluated for their fundamental ability to withstand, or even take advantage of, adverse economic conditions, such as global deflation or a domestic recession. Factors such as cash flow, asset values, competitive position, current price and industry outlook may also be considered. A Strongest List and a Weakest List are produced based on this analysis.


o Sector analysis: A proprietary computer model evaluates various market sectors to aid the Manager in selecting for purchase securities from sectors of the economy that are showing strength or, conversely, selling stocks short in sectors that are showing weakness.

o Market trend analysis: Based on a proprietary model, a bullish (indicating a rising market) or bearish (indicating a falling market) signal is generated.

Security Selection:

Based upon the results of both the fundamental and sector analyses discussed above:

o    A Buy Candidates List is created containing stocks in sectors ranked high.

o    A  Short-Sale Candidates List is created with stocks in sectors ranked low.

Portfolio Structure:

The Fund's assets will normally be invested as set forth below. Depending on the
Manager's  perception  of  market  conditions,   these  percentages  may  differ
substantially at various times.

o Approximately 30% of the Fund's assets be allocated to core positions (positions the Manager intends to hold for a while). The Manager intends to split these between (a) long positions in stocks selected from the Strongest List and (b) short positions in stocks selected from the Weakest List.

o Approximately 50% of the Fund's assets will normally consist of actively traded equity positions which will be allocated based upon the market trend analysis discussed above. In a bullish market, trading positions will be primarily allocated to long positions in stocks selected from the Buy Candidates List. In a bearish market, this portion of the assets will consist primarily of short equity positions in stocks selected from the Short-Sale Candidates List.

o Approximately 20% of the Fund's assets will be invested in debt securities of corporate issuers, including convertible securities, commercial paper and zero coupon bonds, and debt securities issued or guaranteed by the United States government and its agencies or instrumentalities. In a neutral market or for temporary defensive or emergency purposes, the Fund's exposure to these types of securities may be increased significantly.

The Fund may, but is not required to, effect transactions in options on securities and stock indices and options on stock index futures contracts for hedging purposes.

As a result of the investment techniques used by the Fund, the Fund expects that a significant portion (up to 100%) of its assets will be held in liquid securities in a segregated account as "cover" for the investment techniques the Fund employs. These assets may not be sold while the position in the corresponding instrument or transaction (e.g., option or short sale) is open unless they are replaced by similar assets. As a result, the commitment of a large portion of the Fund's assets to "cover" investment techniques could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Descriptions in this SAI of a particular investment practice or technique in which the Fund may engage (such as short selling or hedging) or a financial instrument which the Fund may purchase (such as options) are meant to describe the spectrum of investments that the Manager, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Manager may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

Common Stocks

Common stock can be issued by companies to raise cash; all common stock shares represent a proportionate ownership interest in a company. As a result, the value of common stock rises and falls with a company's success or failure. The market value of common stock can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company stocks may also be higher than those of larger companies.

Short Sales

The Fund may seek to realize additional gains or hedge investments through short sales. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. There can be no assurance that the Fund will be able to close out a short position at a particular time or at an acceptable price.

Convertible Securities

The convertible securities in which the Fund may invest include corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations (see following section). Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

Debt Securities

         In General. Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

         Investment-Grade Debt Securities. The Fund may invest in debt securities that are given an investment-grade rating by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), and may also invest in unrated debt securities that are considered by the Manager to be of comparable quality. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). See Appendix A for a description of these ratings.

Commercial Paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

U.S. Treasury Securities. The Fund may invest in direct obligations of the U.S. Treasury (e.g., Treasury bills, notes, and bonds). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and therefore they are of the highest possible credit quality. U.S. Treasury securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

Zero Coupon Securities. The Fund may invest in zero coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity.

Current federal income tax law requires holders of zero coupon securities to report the portion of any original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations thereunder, the Fund must distribute its investment company taxable income, including any original issue discount accrued on zero coupon bonds. Because the Fund will not receive cash payments on a current basis in respect of any accrued original issue discount on these bonds, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

Generally, the market prices of zero coupon securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

When-Issued Securities. When the Fund purchases new issues of securities on a when-issued basis, the Fund's custodian will establish a segregated account for the Fund consisting of cash, U.S. Treasury securities or other high-grade debt securities equal to the amount of the commitment. If the value of securities in the account should decline, additional cash or securities will be placed in the account so that the market value of the account will equal the amount of such commitments by the Fund on a daily basis.

Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon various factors including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates (i.e., they will appreciate in value when market interest rates decline and decrease in value when market interest rates rise). For this reason, placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. In other words, to the extent that the Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment. Upon the settlement date of the when-issued securities, the Fund ordinarily will meet its obligation to purchase the securities from available cash flow, use of the cash (or liquidation of securities) held in the segregated account or sale of other securities. Although it would not normally expect to do so, the Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

Warrants

The Fund may invest up to 5% of its total assets in warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Repurchase Agreements

The Fund may enter into repurchase agreements with selected brokers-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. Government or other high quality short-term debt obligation (an "Obligation") and the seller agrees at the time of sale to repurchase the Obligation at a specified time and price.

Custody of the Obligation will be maintained by the Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to the applicable Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

Repurchase agreements pose certain risks for all entities, including the Fund, that utilize them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Fund seeks to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.

If in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that the Fund does not have a perfected security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Fund utilizes custodians and subcustodians that the Manager believes follow customary securities industry practice with respect to repurchase agreements, and the Manager analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the Obligation.

Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the applicable Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days' or less notice. Such repurchase agreements will be regarded as illiquid instruments. The Fund currently intends to limit its investments in repurchase agreements to those with maturities of less than seven days.

The Fund may also enter into repurchase agreements with any party deemed creditworthy by the Manager, including broker-dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase.

Other Investment Companies

 When the Fund invests in another mutual fund, it pays a pro rata portion of the advisory fees and other expenses of that fund as a shareholder of that fund. These expenses are in addition to the advisory and other expenses the Fund pays in connection with its own operations.

Options

The Fund may, but is not required to, purchase and sell put and call options on its portfolio securities to protect against changes in market prices. There is no assurance that the Fund's use of put and call options will achieve its desired objective, and the Fund's use of options may result in losses to the Fund.

         Covered Call Options. The Fund may write covered call options as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

The Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

         Covered Put Options. The Fund may write covered put options as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

The Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Although it has no current intention of doing so, the Fund may also write covered put and call options to attempt to enhance its current return.

Purchasing Put and Call Options. The Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. The Fund may also purchase put options to attempt to enhance its current return. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. The Fund may also purchase call options to attempt to enhance its current return. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.



Risks Involved in the Sale of Options. Options transactions involve certain risks, including the risks that the Manager will not forecast interest rate or market movements correctly, that the Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of the Manager to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, the Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Manager believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Manager may be considered such a group. These position limits may restrict the Fund's ability to purchase or sell options on particular securities.

Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Government regulations may also restrict the Fund's use of options.

Futures Contracts

Index Futures Contracts and Options. The Fund may buy and sell options on stock index futures contracts for hedging purposes. The Fund may also buy and sell stock index futures contracts to the extent necessary to close out an open futures option. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

In order to hedge its investments successfully using futures contracts and related options, the Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing and selling call and put options on index futures contracts, the Fund may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

The Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. The Fund may also allow such options to expire unexercised.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

Although it does not currently intend to do so, the Fund may buy and sell stock index futures contracts and related options to attempt to increase investment return, provided that the aggregate initial margins and premiums involved do not exceed 5% of the fair market value of the Fund's total assets.

Margin Payments. When the Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when the Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Special Risks of Transactions in Futures Contracts and Related Options

Liquidity Risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging Risks. There are several risks in connection with the use by the Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of the Fund's securities which are the subject of a hedge. The Manager will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

Successful use of futures contracts and options by the Fund for hedging purposes is also subject to the Manager's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Manager still may not result in a successful hedging transaction over a very short time period.

         Other Risks. The Fund will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Temporary Defensive Strategies

At times, the Fund's Manager may judge that economic or market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Manager may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive strategies", the Fund may invest in cash or cash equivalents, shares of money market investment companies, commercial paper, zero coupon bonds, repurchase agreements, and other securities its Manager believes to be consistent with the Fund's best interests.

Investment Restrictions

The Fund has elected to be classified as a diversified series of an open-end investment company. In addition, the Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular series if a matter affects just that series), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular series) are present or represented by proxy. As a matter of fundamental policy, the Fund may not:

(1) borrow money, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(5)  purchase   physical   commodities   or   contracts   relating  to  physical
     commodities; or

(6) make loans except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Nonfundamental policies may be changed by the Trustees of the Trust and without shareholder approval. As a matter of nonfundamental policy, the Fund does not currently intend to:

(1) borrow money in an amount greater than one-third of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

(2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

(3) purchase securities on margin, except (i) in connection with arbitrage transactions, (ii) for margin deposits in connection with short sales, futures contracts, options or other permitted investments, and (iii) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

(5) enter into futures contracts or purchase options thereon for other than bona fide hedging purposes unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

(6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

(7) lend portfolio securities in an amount greater than one-third of its total assets.

Whenever an investment objective, policy or restriction set forth in the Prospectus or this Statement of Additional Information states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

ORGANIZATION OF THE FUND

The Fund is a diversified series of The Weiss Fund, an open-end management investment company registered under the 1940 Act. The Trust was organized on August 10, 1995 as a Massachusetts business trust under the name Weiss Treasury Fund. The Trust's name was changed in April 1999. The Trust is comprised of two series: Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund. The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust.


The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, $.01 par value, all of which have equal rights as to voting, dividends and liquidation. Under the Trust's Declaration of Trust, the Trustees have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series. The Trustees, in their discretion, may authorize the division of shares of a series into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have authorized the establishment and designation of two classes of shares of the Fund, Class A and Class S shares. This SAI relates to the Fund's Class S shares. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Prospectus. Pursuant to the Declaration of Trust, the Trustees have the authority to terminate the Fund. This might occur, for example, if the Fund does not reach an economically viable size.


On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on April 27, 1999, the Board adopted a Rule 18f-3 plan on behalf of the Fund. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class and (ii) subject to certain limitations described in the Prospectus, Class A shares of the Fund may be exchanged for shares of the same class of another Weiss fund.

The assets of the Trust received for the issue or sale of the shares of each series (or class thereof) and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series (or class thereof) and constitute the underlying assets of such series (or class). The underlying assets of each series (or class thereof) are segregated on the books of account, and are to be charged with the liabilities in respect to such series (or class) and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

Shares of each class of each series of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. Generally, all classes of shares of a series will vote together, except with respect to a distribution plan applicable to a class of that series or when a class vote is required by the 1940 Act. A change in investment policy for a series would, for example, be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.
Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined, in the manner provided in the Declaration of Trust, that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Fund is not required to and does not currently intend to hold annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies, or approving certain contracts. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

         TRUSTEES AND OFFICERS

The Trustees and officers of the Trust, their business addresses and their principal occupations during the past five years are as follows:


                                   Position with        Principal Occupation(s)
Name, Address and Age              the Trust            during past 5 years
---------------------              --------------       -------------------

John N. Breazeale(1), 53           President and        President, Weiss Money Management,
                                   Chairman of          Inc. (1995 - present).  Director of
                                   Board of Trustees*   Investments, Weiss Money Management,
                                                        Inc. (1994 - 1995). Portfolio
                                                        Manager, Mackenzie Investment
                                                        Management Inc. (1988 - 1994).

David D. Marky, 34                 Treasurer            Vice President and Director of
103 Bellevue Parkway                                    Accounting, PFPC Inc. (1996
Wilmington, DE  19809                                   -present).  Assistant Vice President
                                                        and Accounting Conversion Manager,
                                                        PFPC Inc. (1992 - 1996).

Clara A. Maxcy(1), 42              Secretary            Operations Manager, Compliance
                                                        Administrator and Corporate
                                                        Secretary, Weiss Money Management,
                                                        Inc. (August 1996 - present).
                                                        Financial/Operations Principal,
                                                        Weiss Funds, Inc. (January 1996 -
                                                        present).  Operations
                                                        Manager/Research Assistant, Weiss
                                                        Research, Inc. (November 1993 -
                                                        August 1996).

Joseph R. Fleming, 45              Assistant            Partner, Dechert Price & Rhoads
Ten Post Office Square - South     Secretary            (1990 - present).
Boston, MA  02109

Martin D. Weiss(1), 53             Trustee*             Editor of "Safe Money Report";
                                                        President, Weiss Group, Inc. (1971 -
                                                        present); President,  Weiss Money
                                                        Management, Inc. (November 1980 -
                                                        April 1995).

Esther S. Gordon, 58               Trustee              Retired.  Formerly Assistant Manager
422 Woodview Circle                                     with Southern Bell (1965 - 1994).
Palm Beach Gardens, FL  33410

Robert Z. Lehrer, 66               Trustee              President, Wyndmoor Industries Inc.
P.O. Box 1679                                           (1957 - present).  Registered
107 Commodore Drive                                     securities broker.
Jupiter, FL  33468-1679

Donald Wilk, 62                    Trustee              President, Donald Wilk Corporation
6044 Petaluma Drive                                     (1990 - present). Computer sales and
Boca Raton, FL  33433                                   credit card processing.

(1)      4176 Burns Road
         Palm Beach Gardens, FL 33410


*Indicates persons who are "interested" Trustees of the Trust.


         As of March 31, 2000, all Trustees and officers of the Trust as a group owned beneficially less than 1% of the shares of each class of the Fund outstanding on such date. As of March 31, 2000, to the best of the Trust's knowledge, no person owned of record or beneficially more than 5% of either class of the Fund, except George E. Campsen Jr., 9 19th Ave., Isle of Palms, South Carolina 29451, who held of record 8.59% of the outstanding Class S shares of the Fund.

                               MANAGEMENT COMPENSATION
                      Fiscal Year Ended December 31, 1999*

                                                      Pension or
                                                      Retirement                                  Total Compensation
                                                      Benefits Accrued                            from Trust and
                                   Aggregate          as Part of Trust     Estimated Annual       Fund Complex Paid
                                   Compensation       Expenses             Benefits Upon          to Trustee
Name (Position)                    from Trust                              Retirement
---------------                    ----------                              ----------
John N. Breazeale                  None               None                 None                   None
(President and Chairman)
David D. Marky                     None               None                 None                   None
(Treasurer)
Clara A. Maxcy**                   None               None                 None                   None
(Secretary)
Joseph R. Fleming                  None               None                 None                   None
(Assistant Secretary)
Esther S. Gordon                   $2,000             None                 None                   $2,000
(Trustee)
Robert Z. Lehrer                   $2,000             None                 None                   $2,000
(Trustee)
Donald Wilk                        $2,000             None                 None                   $2,000
(Trustee)
Martin D. Weiss                    None               None                 None                   None
(Trustee)

* For the fiscal year ended December 31, 1999, each non-interested Trustee received an annual fee of $2,000 plus reimbursement for out-of-pocket expenses.
During such fiscal year the Trust was  comprised of two series:  Weiss  Treasury
Only Money Market Fund and the Fund, the latter of which commenced operations on September 21, 1999. For the fiscal year ending December 31, 2000, each non-interested Trustee will receive an annual fee of $1,500, $500 for each Board meeting attended, $250 for each Audit Committee or other meeting attended, plus reimbursement for out-of-pocket expenses for serving in that capacity.

** Ms.  Maxcy  replaced  Sharon A. Parker as  Secretary  of the Trust  effective
February 11, 2000.


INVESTMENT ADVISORY AND OTHER SERVICES

Investment Manager

As stated in the Prospectus, the Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with the Manager, Weiss Money Management, Inc. Under the Advisory Agreement, the Manager provides continuing investment management for the Fund consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased for or sold by the Fund. The Manager is controlled (as that term is defined in the 1940 Act) by Martin D. Weiss, its sole director and shareholder.


The Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of 1.50% of the Fund's average net assets. For the period from September 21, 1999 (commencement of operations) to December 31, 1999, the Manager received advisory fees of $4,022 from the Fund after voluntarily waiving fees of $25,249 in order to maintain total Fund operating expenses at 2.50% of the Fund's average net assets.

Currently, the Manager voluntarily limits total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.50% of the average net assets of the Fund, which lowers the Fund's expenses and increases its return. This expense limitation may be terminated or revised at any time, at which point the Fund's expenses may increase and its return may be reduced.


The Manager is responsible for fees and expenses of Trustees, officers and employees of the Trust who are affiliated with the Manager. The Fund is responsible for all of its other expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payments for portfolio pricing services to a pricing agent, if any; legal, auditing and accounting expenses; taxes and governmental fees; transfer agent fees; the cost of preparing share certificates or other share-related expenses, such as expenses of issuance, sale, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Manager; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund is also responsible for expenses of shareholder meetings and expenses incurred in connection with litigation proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

Sub-Adviser


Harvest Advisors, Inc., 11612 Bee Cave Road, Suite 110, Austin, Texas 78733 has been retained by the Manager to provide sub-advisory services to the Fund. Under its agreement with the Manager, the Sub-Adviser renders continuous investment advice to the Manager with respect to investment and reinvestment of the Fund's assets in various securities, based upon computer models constructed in accordance with the Fund's investment objective and policies; however, the Manager, in the exercise of its independent judgment, retains ultimate discretion regarding and responsibility for the implementation of transactions in seeking to achieve the Fund's objective. The Manager pays the Sub-Adviser as compensation for Sub-Adviser's services to the Fund, a quarterly fee in arrears at the rate of 10% of all fees payable during the same quarter by the Fund to the Adviser for investment advisory services provided pursuant to the Advisory Agreement, net of any fee waivers or expense reimbursements made by the Adviser with respect to the Fund relating to such quarter. The Manager pays the Sub-Adviser this quarterly fee out of the investment advisory fees it receives from the Fund. The Sub-Adviser is controlled (as that term is defined in the 1940 Act) by Anthony L. Sagami, its sole shareholder and officer. For the period from September 21, 1999 (commencement of operations) to December 31, 1999, the Sub-Adviser received a sub-advisory fee of $375 from the Manager with respect to the Fund.


         Distributor

The Fund's shares are sold on a continuous, best efforts basis by Weiss Funds, Inc. (the "Distributor"), 4176 Burns Road, Palm Beach Gardens, Florida 33410, a registered broker-dealer and wholly-owned subsidiary of the Manager.

Rule 12b-1 Distribution Plan

The Trust has adopted on behalf of the Fund, in accordance with Rule 12b-1 under the 1940 Act, a Rule 12b-1 distribution plan pertaining to the Fund's Class S shares (the "Plan"). In adopting the Plan, a majority of the "independent" Trustees have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Trustees of the Trust believe that the Plan should result in greater sales and/or fewer redemptions of the Fund's shares, although it is impossible to know for certain the level of sales and redemptions of the Fund's shares in the absence of the Plan or under an alternative distribution arrangement.

Under the Plan, the Fund pays the Distributor a fee relating to the distribution and/or service of the Fund's Class S shares, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to those Class S shares. The Distributor may reallow to dealers all or a portion of the service and distribution fees as the Distributor may determine from time to time. The fee compensates the Distributor for expenses incurred in connection with activities primarily intended to result in the sale of the Fund's Class S shares and/or for account maintenance and personal service to shareholders, including, but not limited to, compensation to broker-dealers that have entered into a dealer and/or shareholder or administrative services agreement with the Distributor; compensation to and expenses of employees of the Distributor who engage in or support distribution and/or shareholder servicing of a Fund's Class S shares; compensation to banks, investment advisers, financial institutions and other entities (including the Distributor itself) for rendering certain shareholder liaison and/or administrative services; telephone expenses; interest expenses; printing of prospectuses and reports for other than existing shareholders; preparation, printing and distribution of sales literature and advertising materials; and profit on the foregoing. Pursuant to the Class S Plan, the Distributor may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

Among other things, the Plan provides that (1) the Distributor will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved by the votes of a majority of the Board, including the "independent" Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of Class S of the Fund; and (4) while the Plan is in effect, the selection and nomination of "independent" Trustees shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the "independent" Trustees, or by vote of a majority of the outstanding voting securities of Class S of the Fund.


The Fund paid no Rule 12b-1 fees for the period from September 21, 1999 (commencement of operations) to December 31, 1999.

Code of Ethics

         The Trust, the Manager and the Distributor have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, as has the Sub-Adviser, designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. The Code of Ethics applicable to the Trust, the Manager and the Distributor, which applies to portfolio managers, research analysts and others involved in the investment advisory process, permits personal securities transactions, including securities that may be purchased or held by the Fund, subject to certain restrictions. For instance, the Code imposes time periods during which personal transactions may not be made in certain securities, and requires, among other things, the submission of duplicate broker confirmations and quarterly reporting of securities transactions. The Sub-Adviser's Code of Ethics prohibits the purchase of all securities except shares of mutual funds, and requires employees to comply with the reporting requirements of Rule 17j-1.


Administrator


PFPC Inc., Bellevue Park Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 ("PFPC"), performs various administrative and accounting services for the Fund. These services include maintenance of books and records, preparation of certain governmental filings and shareholder reports and computation of net asset values and dividend distributions. For its administrative services, PFPC receives a fee, payable monthly, based upon the following: .10% of the first $200 million of average net assets; .075% of the next $200 million of average net assets; .05% of the next $200 million of average net assets; and .03% of average net assets in excess of $600 million, or a minimum of $100,000 annually, plus any out-of-pocket expenses. For the period from September 21, 1999 (commencement of operations) to December 31, 1999, PFPC received fees of $3,479 from the Fund for administrative services after voluntarily waiving fees of $25,277.


Transfer Agent, Dividend Disbursing Agent and Custodian

PFPC serves as the Fund's transfer agent, dividend disbursing agent and registrar. In its capacity as transfer agent, dividend disbursing agent and registrar, PFPC performs bookkeeping, data processing and administrative services incidental to the maintenance of shareholder accounts.


PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153, serves as custodian for the Fund's portfolio securities and cash.


PERFORMANCE INFORMATION

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information will be calculated separately for each class of the Fund. Different fees and expenses applicable to Class S shares, including Rule 12b-1 fees, will affect the performance of that class. The performance figures are calculated in the following manners:

Average Annual Total Return

Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in additional shares of the same class of the Fund. Average annual total return for the Fund's Class S shares is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                  T = (ERV/P)1/n - 1
         Where:

                  P        =       a hypothetical initial investment of $1,000.
                  T        =       average annual total return.
                  n        =       number of years.
                  ERV      =       ending redeemable value:
                  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


Average annual total return of the Fund's Class S shares for the period from September 21, 1999 (commencement of operations) through December 31, 1999 was 6.97%. The average annual total return percentage reflects voluntary fee waivers and expense reimbursements by the Fund's service providers. Without the voluntary waivers and reimbursements, average annual total return of Millennium Opportunity Fund's Class S shares would have been 5.10% for the same period.


The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return").


Non-Standardized Return of the Fund's Class S shares for the period from September 21, 1999 (commencement of operations) through December 31, 1999 was 4.12%. The Non-Standardized Return percentage reflects voluntary fee waivers and expense reimbursements by the Fund's service providers. Without the voluntary waivers and reimbursements, Non-Standardized Return of the Fund's Class S shares would have been 2.31% for the same period.


Cumulative Total Return

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in additional shares of the same class of the Fund. Cumulative total return for the Fund's Class S shares is calculated by finding the cumulative rates of return of a hypothetical investment over such periods according to the following formula (cumulative total return is then expressed as a percentage):

                  C = (ERV/P) - 1
         Where:

                  C =  Cumulative Total Return

                  P =  a hypothetical initial investment of $1,000.
                ERV =  ending redeemable value:
                ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


Cumulative total return of the Fund's Class S shares for the period from September 21, 1999 (commencement of operations) through December 31, 1999 was 1.90%. The cumulative total return percentage reflects voluntary fee waivers and expense reimbursements by the Fund's service providers. Without the voluntary waivers and reimbursements, cumulative total return of the Fund's Class S shares would have been 1.40% for the same period.


Total Return

Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Capital Change

Capital change measures the return from invested capital including reinvested capital gains distributions. Capital change does not include the reinvestment of income dividends.

Comparison of Portfolio Performance

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and the statistics published by the Small Business Administration.

From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

From time to time, in marketing and other Fund literature, Trustees and officers of the Trust, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the assets that the Manager has under management in various geographical areas may be quoted in advertising and marketing materials.

Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Weiss funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. Government and offer a fixed rate of return.

Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risk/returns associated with an investment in bond or equity funds also will depend upon currency exchange fluctuation.

A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

Evaluation of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund.

BUYING SHARES

Share purchases are executed at the net asset value next calculated after a purchase order is received by the Fund's transfer agent in good order as described under "Buying Shares" in the Fund's Class S Prospectus. Purchases are made in full and fractional shares.


The Trust, with respect to the Fund's Class S shares, has authorized the Distributor to accept purchase and redemption orders on its behalf. The Distributor is also authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. Client orders will be priced at the Fund's net asset value next computed after an authorized intermediary or the intermediary's authorized designee accepts them. With respect to the Fund's Class S shares, broker-dealers or institutions may assess additional transaction charges in connection with purchases of Fund shares.


Individual Retirement Accounts ("IRAs"), Roth IRAs and Education IRAs. Shares of the Trust may be used as a funding medium for retirement plans, including IRAs, Roth IRAs and Education IRAs. Eligible individuals may establish an IRA, Roth IRA or Education IRA by adopting a custodial account available from PNC Bank, National Association, which may impose a charge for establishing and/or maintaining the account.

REDEMPTIONS

The Trust may suspend the right of redemption of shares of the Fund and may postpone payment: (i) for any period during which the New York Stock Exchange (the "Exchange") is closed, other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the Shareholders of the Trust, or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.

The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the Fund's portfolio, although the Trust has no current intention to do so. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute to shareholders substantially all of its net investment income annually. Net investment income for the Fund consists of all income accrued on the Fund's assets, less all actual and accrued expenses. The Fund intends to distribute to shareholders net realized capital gains after utilization of capital loss carryforwards, if any, at least annually.

Distributions by the Fund are reinvested in additional shares of the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions are generally taxable, whether received in cash or reinvested. Exchanges among the Weiss funds are also taxable events.

TAXES

The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in the Fund.

General. The Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for purposes of this calculation to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in securities of any other issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and net capital gains (net long-term capital gains in excess of net short-term capital losses) that it distributes to shareholders, if at least 90% of its investment company taxable income for the taxable year is distributed. The Fund intends to distribute such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid that tax, the Fund must distribute during each calendar year an amount equal to
(1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of that year to shareholders of record at some date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taken into account by shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.


Distributions. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. If a portion of the Fund's income consists of dividends from U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. Distributions of net capital gains, if any, which are designated as capital gain dividends are taxable to shareholders as long-term capital gains, whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares. Such distributions are not eligible for the dividends received deduction. The tax treatment of distributions from the Fund is the same whether the dividends are received in cash or in additional shares. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.


If shares of the Fund are held in a tax-deferred retirement plan account, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a retirement plan account generally will be subject to tax only when distributed from that account, and all of those taxable amounts will be taxable as ordinary income.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares.

Discount. Certain of the bonds purchased by the Fund may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for Federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount is treated for Federal income tax purposes as income earned by the Fund even though the Fund doesn't actually receive any cash, and therefore is subject to the distribution requirements of the Code. The amount of income earned by the Fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest.

In addition, some of the bonds may be purchased by the Fund at a discount which exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any bond having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such bond (unless the Fund elects for all its debt securities acquired after the first day of the first taxable year to which the election applies having a fixed maturity date of more than one year from the date of issue to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by the Fund at a constant rate over the time remaining to the bond's maturity.

Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options and futures contracts in which the Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Unless certain constructive sale rules (discussed more fully above) apply, the Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, the Fund's holding period of any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. Recent legislation, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully above. Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

Backup Withholding. The Fund generally will be required to report to the IRS all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number;
(2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

Other Taxation. The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from state and local taxation. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty).

BROKERAGE ALLOCATION


Allocation of brokerage is supervised by the Manager. The primary objective of the Manager in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission (negotiable in the case of U.S. national securities exchange transactions) where applicable, size of order, difficulty of execution and skill required of the executing broker-dealer. The Manager seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Manager reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons. For the period from September 21, 1999 through December 31, 1999, Millennium Opportunity Fund paid $24,862 in brokerage commissions.


The Fund's purchases and sales of fixed-income securities are generally placed by the Manager with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made that will include an underwriting fee paid to the underwriter. Portfolio transactions in debt securities may also be placed on an agency basis, with a commission being charged.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Manager's practice to place such orders with broker-dealers who supply research, market and statistical information to the Fund. The term "research market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Manager does not place orders with brokers or dealers because the broker or dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Although certain research, market and statistical information from broker-dealers may be useful to the Fund and to the Manager, it is the opinion of the Manager that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Manager's staff. Such information may be useful to the Manager in providing services to clients other than the Fund and not all such information is used by the Manager in connection with the Fund. Conversely, such information provided to the Manager by broker-dealers through whom other clients of the Manager effect securities transactions may be useful to the Manager in providing services to the Fund.


The Board of Trustees has authorized the Manager to enter into directed brokerage arrangements on behalf of the Fund. Under this type of arrangement, the Manager places portfolio transactions with a particular broker in exchange for the broker's payment of certain Fund expenses. In certain instances, execution, clearance and settlement capabilities of the directed brokerage firm may not be as favorable as those otherwise obtainable. The Fund may also lose the possible advantage of aggregation of orders for several clients as a single transaction for the purchase or sale of a particular security and the ability to negotiate the commission rate.


NET ASSET VALUE

The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The Fund's liabilities, if not identifiable as belonging to a particular class of the Fund, are allocated among that Fund's classes based on their relative net asset size. Liabilities attributable to a particular class are charged to that class directly. The total liabilities for a class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount is divided by the number of shares of the class outstanding to produce its net asset value per share.

Securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange. An exchange traded option or futures contract and other financial instruments are valued at the last reported sale price prior to 4:00 p.m. (Eastern Time) as quoted on the principal exchange or board of trade on which such option or contract is traded. Lacking any sales, the option or futures contract is valued at the Calculated Mean.

Debt securities, other than short-term securities, are valued at bid prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value.

If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

INDEPENDENT ACCOUNTANTS

Tait, Weller & Baker has been appointed to serve as the Fund's independent accountants for the fiscal year ending December 31, 2000. The services to be performed by Tait, Weller & Baker include audits of the Fund's annual financial statements and preparation of the Fund's federal and state income tax returns.

FINANCIAL STATEMENTS


The audited financial statements contained in the Fund's December 31, 1999 annual report, including the Report of Independent Accountants, Financial Highlights and Notes to Financial Statements, are incorporated herein by reference, and are hereby deemed to be a part of this Statement of Additional Information. The Financial Statements incorporated by reference herein have been so included in reliance on the report of Tait, Weller & Baker, the Fund's independent accountants, and given on the authority of that firm as experts in accounting and auditing.


ADDITIONAL INFORMATION

Dechert Price & Rhoads, Ten Post Office Square--South, Boston, MA 02109 serves as counsel to the Trust and the Fund.

                                   APPENDIX A

            DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP ("S&P") AND
              MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE

                        BOND AND COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]

MOODY'S:

         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa by Moody's are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

         (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

         Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

PART C.  OTHER INFORMATION

Item 23: Exhibits:

     (a)  Articles of Incorporation:

          (1) Declaration of Trust of the Registrant dated August 10, 1995, filed with Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

          (2) Establishment and Designation of Shares of Beneficial Interest, $.01 Par Value Per Share, filed with Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

          (3) Trustee's Certificate dated February 9, 1998, pertaining to termination of Weiss Intermediate Treasury Fund, filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (4) Redesignation of Series of Shares of Beneficial Interest (Weiss Treasury Bond Fund redesignated as Weiss Millennium Opportunity
               Fund) and Establishment and Designation of Classes of Shares of Beneficial Interest (Class A and Class S shares of Weiss Millennium Opportunity Fund established), filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

     (b)  By-laws:

          (1) By-Laws of the Registrant dated August 10, 1995, filed with Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

     (c)  Instruments Defining the Rights of Security Holders: Not applicable.

     (d)  Investment Advisory Contracts:

          (1) Investment Advisory Agreement between the Registrant, on behalf of Weiss Treasury Only Money Market Fund, and Weiss Money Management, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (2) Investment Advisory Agreement between the Registrant, on behalf of Weiss Millennium Opportunity Fund, and Weiss Money Management, Inc, filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (3) Sub-Advisory Agreement between Weiss Money Management, Inc., with respect to Weiss Millennium Opportunity Fund, and Harvest Advisors, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

     (e)  Underwriting Contracts:

          (1) Distribution Agreement between the Registrant and Weiss Funds, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (2) Addendum to the Distribution Agreement between the Registrant and Weiss Funds, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (3) Amendment to Distribution Agreement between the Registrant and Weiss Funds, Inc., is filed herein.

     (f)  Bonus or Profit Sharing Contracts: Not applicable.

     (g)  Custodian Agreements:

          (1) Custodian Agreement between the Registrant and PNC Bank, filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (2) Letter Agreement to Custodian Agreement between the Registrant and PNC Bank, filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (3) Amendment to Custodian Agreement between the Registrant and PNC Bank, filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

     (h)  Other Material Contracts:

          (1) Transfer Agency and Service Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (2) Letter Agreement to Transfer Agency and Service Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (3) Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (4) Letter Agreement to Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (5) Amendment to Transfer Agency and Service Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (6) Amendment to Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (7) Letter Agreement to Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (8) Amendment to Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

     (i) Legal Opinion: Opinion and Consent of Dechert Price & Rhoads filed herein.

     (j) Other Opinions: Consent and Report of Independent Accountants to the Trust filed herein.

     (k)  Omitted Financial Statements: Not applicable.

     (l)  Initial Capital Agreements:

          (1) Copy of Investment Representation Letter from Initial Shareholder, filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

     (m) Rule 12b-1 Plan: Filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

     (n) Rule 18f-3 Plan: Filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

     (p)  Code of Ethics:

          (1) Code of Ethics of Registrant, Weiss Money Management, Inc. and Weiss Funds, Inc. filed herein.

          (2)  Code of Ethics of Harvest Advisors, Inc. filed herein.

Item 24. Persons Controlled by or Under Common Control with the Fund: Not applicable.

Item 25.  Indemnification:

          A policy of insurance covering Weiss Money Management, Inc. and the Registrant will insure the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

          Reference is made to Article IV of the Registrant's Declaration of Trust, dated August 10, 1995, filed with the Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

Item 26.  Business and Other Connections of Investment Adviser:

          Reference is made to the Form ADV dated August 21, 1998 of Weiss Money Management, Inc. (SEC File No. 801-33726), investment adviser to Registrant's series. The information required by this Item 26 is incorporated by reference to such Form ADV.

          Anthony L. Sagami is the sole shareholder and officer of Harvest Advisors, Inc., the sub-adviser to Weiss Millennium Opportunity Fund. Harvest Advisors' investment strategies are based upon proprietary trading systems developed by Mr. Sagami. Mr. Sagami has also been hired to author several mutual fund advisory newsletters that are published by Weiss Research, Inc., an affiliate of Registrant's investment adviser.

Item 27.  Principal Underwriters:

          (a)  Not applicable.

          (b)  Name,               Positions                Positions
               Business            and Offices              and Offices
               Address(1)          with Underwriter         with Registrant

              John N. Breazeale    Director, President    Chairman of the Board,
                                   and Treasurer          Trustee and President

              Sharon A. Parker     Director, Vice                  None
                                   President and
                                   Secretary

              (1) 4176 Burns Road
                  Palm Beach Gardens, FL  33410.

              (c) Not applicable.

Item 28. Location of Accounts and Records:

          Weiss Money Management Inc., 4176 Burns Road, Palm Beach Gardens, Florida 33410; PFPC, Inc., Bellevue Park Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809; PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153.

Item 29. Management Services:  Not applicable.
Item 30. Undertakings:  Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 9 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 9 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 28th day of April, 2000.

                                           THE WEISS FUND



                                           By:     _________*________
                                                    John N. Breazeale
                                                    President


*By: JOSEPH R. FLEMING
     __________________
     Joseph R. Fleming
     Attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                     Title                       Date

              *                    Chairman of the Board      April 28, 2000
     ______________________        and President (Chief
      John N. Breazeale            Executive Officer)


     DAVID D. MARKY                Treasurer (Chief           April 28, 2000
     ______________________        Financial Officer)
     David D. Marky


               *                   Trustee                    April 28, 2000
     _____________________
     Esther S. Gordon


               *                   Trustee                    April 28, 2000
     _____________________
     Robert Z. Lehrer

               *                    Trustee                   April 28, 2000
     _____________________
     Martin D. Weiss


               *                    Trustee                   April 28, 2000
     _____________________
     Donald Wilk


*By: JOSEPH R. FLEMING
     _________________
     Joseph R. Fleming
     Attorney-in-fact

* Executed pursuant to powers of attorney filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement.

                                  EXHIBIT INDEX

(e)(3)   Amendment to Distribution Agreement

(i)      Opinion and Consent of Dechert Price & Rhoads

(j)      Consent and Report of Independent Accountants

(p)(1) Code of Ethics of Registrant, Weiss Money Management, Inc. and Weiss Funds, Inc.

(p)(2)   Code of Ethics of Harvest Advisors, Inc.